As filed with the Securities and Exchange             Registration No. 333-89953
Commission on April 18, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 2 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
--------------------------------------------------------------------------------

       Variable Life Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686
--------------------------------------------------------------------------------

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                        immediately upon filing pursuant to paragraph (b) of
                        Rule 485
           --------
              X         on May 1, 2001 pursuant to paragraph (b) of Rule 485
           --------
                        this post-effective amendment designates a new effective
           --------     date for a previously filed post-effective amendment

                             VARIABLE LIFE ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              CROSS REFERENCE SHEET


N-8B-2
Item No.  Part I - Prospectus
1         Cover Page; The Separate Account; The Company and Management
2         Cover Page; The Separate Account; The Company and Management
3         Not Applicable
4         Distribution of the Certificates
5         The Separate Account; The Company and Management
6         The Separate Account; The Company and Management
7         Not Applicable
8         Not Applicable
9         Additional Information - Legal Matters
10        The Separate Account; Certificate Rights; Certificate Choices; Additional Information;
          Miscellaneous Certificate Provisions; Termination or Change in Coverage; Allocation of
          Premiums - Fund Additions, Deletions or Substitutions
11        Allocation of Premiums - The Funds
12        Allocation of Premiums - The Funds
13        Charges & Fees
14        Certificate Choices
15        Allocation of Premiums; Certificate Choices; Certificate Values
16        The Separate Account; Allocation of Premiums - The Funds; Certificate Values
17        Certificate Rights
18        The Separate Account
19        Additional Information - Reports to Owners
20        Not Applicable
21        Certificate Rights - Certificate Loans
22        Not Applicable


N-8B-2
Item No.  Part I - Prospectus
23        The Company and Management
24        Not Applicable
25        The Company and Management
26        Not Applicable
27        The Company and Management
28        The Company and Management
29        The Company and Management
30        Not Applicable
31        Not Applicable
32        Not Applicable
33        Not Applicable
34        Not Applicable
35        Additional Information - State Regulation
36        Not Applicable
37        Not Applicable
38        Additional Information - Distribution of the Certificates
39        The Company and Management
40        Not Applicable
41        The Company and Management
42        Not Applicable
43        Not Applicable
44        Charges & Fees; Certificate Values
45        Not Applicable
46        The Separate Account; Certificate Values
47        Not Applicable
48        Not Applicable
49        Not Applicable
50        The Separate Account
51        Cover Page; Certificate Choices


N-8B-2
Item No.  Part I - Prospectus
52        Allocation of Premiums - Fund Additions, Deletions or Substitutions;
          Termination or Change in Coverage
53        Tax Matters
54        Not Applicable
55        Not Applicable
56        Not Applicable
57        Not Applicable
58        Not Applicable
59        Financial Statements of Variable Life Account B; Financial Statements
          of Insurance Company

VARIABLE LIFE ACCOUNT C


AETNA LIFE INSURANCE AND ANNUITY COMPANY (THE "COMPANY")
151 Farmington Avenue
Hartford, Connecticut 06156
1-877-222-7714


PROSPECTUS Dated May 1, 2001

FLEXIBLE PREMIUM GROUP VARIABLE UNIVERSAL LIFE INSURANCE FOR NEW YORK STATE UNITED TEACHERS BENEFIT TRUST
("NYSUT BENEFIT TRUST")

This Prospectus describes Certificates that provide life insurance coverage for eligible Members of New York State United Teachers "NYSUT" and their spouses and children. The Company issues the Certificates under a group Policy held by NYSUT Benefit Trust.

The Certificates allow you to make flexible premium payments, as long as you pay enough premiums to:

- cover charges; or

- qualify for the Certificate's No Lapse Coverage, which is available during the first 5 years after the Certificate's issuance or after a coverage increase.

You may choose (and later change) whether the amount of the Certificate's Death Benefit coverage generally remains constant or varies with the Certificate's account value. We pay the Death Benefit when the insured person dies. You also may choose to (a) borrow from the Certificate; (b) surrender the Certificate in whole or part; (c) increase or decrease insurance coverage; and (d) elect certain optional supplemental benefits. These choices are subject to limitations described in this Prospectus.

Your account value is the amount of Net Premiums you pay, increased (or decreased) by the investment return (positive or negative) the Net Premiums earn, less the charges described in this Prospectus. You decide whether your account value is invested in Variable Life Account C under one or more Variable Options and/or in the Fixed Account. The account value you invest in each Variable Option is not guaranteed and will vary with the investment performance of an associated Fund. The attached Fund prospectuses provide detailed information about these associated Funds.

The Variable Options are:

- AETNA ASCENT VP
- AETNA BALANCED VP, INC.
- Aetna Income Shares d/b/a AETNA BOND VP
- AETNA CROSSROADS VP
- Aetna Variable Fund d/b/a AETNA GROWTH AND
 INCOME VP
- AETNA INDEX PLUS LARGE CAP VP
- AETNA LEGACY VP
- Aetna Variable Encore Fund d/b/a AETNA MONEY
 MARKET VP
- FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)
 EQUITY-INCOME PORTFOLIO
- FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
 (VIP II)--CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
- JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
- JANUS ASPEN BALANCED PORTFOLIO
- JANUS ASPEN GROWTH PORTFOLIO
- JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
- OPPENHEIMER GLOBAL SECURITIES FUND/VA
- OPPENHEIMER STRATEGIC BOND FUND/VA
- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL
 OPPORTUNITIES PORTFOLIO
- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES
 PORTFOLIO
- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO
- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO
- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO

Net Premiums allocated to the Fixed Account earn fixed rates of interest. We determine these rates periodically, but we guarantee that they will never be less than 4% a year.

Replacing existing insurance or supplementing an existing flexible premium variable life insurance policy with a Certificate may not be in your best interest. The Certificates have a "free look" period during which you may return the Certificate to us for a refund. (See Right of Certificate Examination.)

In certain circumstances, NYSUT Benefit Trust or the Company may terminate the group Policy and outstanding Certificates (including your coverage) without your consent. (See Termination or Change in Coverage.) Also, NYSUT Benefit Trust, by agreement with the Company, may make changes in the Certificate (and your coverage) without your consent. Your consent is required, however, if such changes result in a reduction in benefits or an increase in guaranteed charges.


You should read the Prospectus and the attached prospectus for any available Fund if you are considering buying a Certificate or exercising elections under a Certificate. You should also keep them for future reference. You can obtain any Fund's Statement of Additional Information ("SAI"), which provides more information about a Fund, by calling 1-877-222-7714.


ADDITIONAL DISCLOSURE INFORMATION. The SEC has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


GETTING ADDITIONAL INFORMATION. This Prospectus and other information about Variable Life Account C required to be filed with the Securities and Exchange Commission ("SEC") can be found on the EDGAR Database on the SEC's web site at www.sec.gov or at the SEC Public Reference Room in Washington, DC. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about Variable Life Account C and the Funds, after paying a duplicating fee, by sending an e-mail request to publicinfosec.gov or by writing to the SEC Public Reference Room, Washington, DC 20549-0102.

TABLE OF CONTENTS


Definitions.......................................   v
The Separate Account..............................   1
Charges & Fees....................................   1
    Separate Account Transfer.....................   1
    Premium Load..................................   1
    Charges and Fees Assessed Against the Total
     Account Value................................   1
        Monthly Deduction.........................   2
        Cost of Insurance.........................   2
        Certificate Fee...........................   2
        Charges for Supplemental Benefits.........   3
        Transfer and Partial Surrender Charges....   3
    Charges Assessed Against the Separate
     Account......................................   3
        Mortality and Expense Risk Charge.........   3
    Charges Assessed Against the Underlying
     Funds........................................   3
Allocation of Premiums............................   5
    The Funds.....................................   5
    Mixed and Shared Funding; Conflicts of
     Interest.....................................   7
    Fund Additions, Deletions or Substitutions....   7
    Limits Imposed by the Funds...................   7
    Fixed Account.................................   7
Certificate Choices...............................   8
    Premium Payments..............................   8
    Commencement of Coverage......................   8
    5-Year No Lapse Coverage Provision............   9
    Death Benefit Options.........................   9
    Transfers.....................................  10
    Telephone or Electronic Transfers.............  10
    Transfer Limitations..........................  10
    Automated Transfers (Dollar Cost Averaging)...  11
Termination or Change in Coverage.................  12
Certificate Values................................  14
    Total Account Value...........................  14
    Accumulation Unit Value.......................  14
    Maturity Value................................  14
Certificate Rights................................  15
    Full Surrenders...............................  15
    Partial Surrenders............................  15
    Paid-Up Nonforfeiture Option..................  15
    Grace Period..................................  16
    Reinstatement of a Lapsed Certificate.........  16
    Certificate Loans.............................  17
Certificate Changes...............................  18
    Increase in Specified Amount..................  18
    Decrease in Specified Amount..................  18
    Change in Death Benefit Option................  18
    Right of Certificate Examination..............  19
    Supplemental Benefits.........................  19
Certificate Settlement............................  19
    Settlement Options............................  20
    Calculation of Variable Payment Settlement
     Option Values................................  21

The Company and Management........................  21
Additional Information............................  25
    Reports to Owners.............................  25
    Right to Instruct Voting of Fund Shares.......  25
    State Regulation..............................  25
    Legal Matters and Proceedings.................  25
    The Registration Statement....................  26
    Distribution of the Certificates..............  26
    Independent Auditors..........................  26
Tax Matters.......................................  27
    Federal Tax Status of the Company.............  27
    General Rules.................................  27
    Life Insurance Qualification..................  28
    Modified Endowment Contracts..................  28
    Diversification Standards.....................  29
    Investor Control..............................  29
    Withholding...................................  30
    Other Tax Considerations......................  30
Miscellaneous Certificate Provisions..............  30
    The Certificates..............................  30
    Payment and Deferral of Benefits..............  31
    Suicide and Incontestability..................  31
    Protection of Proceeds........................  31
    Nonparticipation..............................  31
    Changes in Owner and Beneficiary;
     Assignment...................................  31
    Performance Reporting and Advertising.........  32
    Illustrations of Death Benefit and Total
     Account Values...............................  32

This Prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this Prospectus, or other sales material authorized by the Company and, if given or made, such other information or representations must not be relied upon.

The purpose of the Certificates is to provide insurance protection. Life insurance is a long-term investment. Owners should consider their need for insurance coverage and the Certificates' long-term investment potential. We do not claim that the Certificates are in any way similar or comparable to an investment in a mutual fund.

DEFINITIONS

ACCUMULATION UNIT: A unit used to measure the value of the Owner's interest in each applicable Variable Option.

ATTAINED AGE: An Insured's age (as of his or her closest birthday) nearest the Certificate Issue Date, plus the number of full Certificate Years elapsed.

AMOUNT AT RISK: The Death Benefit under a Certificate divided by 1.0032737, minus the Certificate's Total Account Value.

ANNUITANT: A person whose life determines the amount of life contingent annuity payments.

ANNUITY: A series of payments for life or for a definite period.

BASIC MONTHLY PREMIUM: The minimum amount of premium that you must pay to keep the 5-year No Lapse Coverage in effect, assuming there have been no Certificate Loans or Partial Surrenders.

CERTIFICATE LOAN: The amount received by borrowing from the Total Account Value.

CERTIFICATE YEAR/CERTIFICATE ANNIVERSARY: The first Certificate Year is the 12-month period beginning on the Issue Date of the Certificate. Your Certificate Anniversary is the Certificate Issue Date plus 1 year, 2 years, etc.

COMPANY: Aetna Life Insurance and Annuity Company.

COST OF INSURANCE: A monthly charge related to the Company's expected mortality cost for an Insured's basic insurance coverage under a Certificate. This charge does not include any supplemental benefit provisions that you elect through a Certificate rider. The charge is equal to the Amount at Risk for the Insured on the Monthly Deduction Day, multiplied by that Insured's monthly Cost of Insurance rate.

DEATH BENEFIT: The amount we pay following an Insured's death. We describe this payment in the Death Benefit Options section. Payment of the Death Benefit is subject to all provisions contained in the Certificate.

DEATH BENEFIT OPTION: Either of the two methods that you may elect for determining a Death Benefit.

FIXED ACCOUNT: A non-variable funding option available under the Certificates that guarantees a minimum interest rate of 4% per year.

FIXED ACCOUNT VALUE: The portion of a Certificate's Total Account Value held in the Fixed Account. The Fixed Account Value is part of the general assets of the Company.

FULL SURRENDER: Your right to terminate a Certificate in exchange for payment of its Surrender Value.

FUND(S): One or more of the mutual funds (open-end management investment companies or a separate series thereof) available under the Certificates. Our Separate Account purchases shares of the Funds to fund the benefits provided by the Certificates.

GRACE PERIOD: The 61-day period beginning on any Monthly Deduction Day on which a Certificate's Surrender Value is insufficient to cover the current Monthly Deduction. A similar Grace Period also applies if the amount of any loan and any accrued loan interest exceeds the Total Account Value. The Certificate will lapse without value at the end of the Grace Period unless a sufficient payment is received by the Company or unless the 5-year No Lapse Coverage is in effect.

HOME OFFICE: The Company's principal executive offices at 151 Farmington Avenue, Hartford, Connecticut 06156.

INSURED: The person on whose life a Certificate is issued. For initial or continued coverage, an Insured must be (a) a Member or (b) an Insured Member's spouse. However, we do not offer coverage for an Insured Member's spouse if the spouse's Attained Age is 80 or older at the Issue Date of the spouse's Certificate.

ISSUE DATE: The Issue Date for a Certificate, or for a Specified Amount increase, is stated in the Certificate Specifications or Supplemental Certificate Specifications in your Certificate.

LOAN ACCOUNT VALUE: The sum of all unpaid Certificate Loans. To repay Certificate Loans in full, you must pay the Loan Account Value plus any accrued interest.

LOAN VALUE: 90% of the Total Account Value of a Certificate.

MATURITY DATE: The Certificate Anniversary on which the Insured's Attained Age is 100.

MEMBER: An eligible member of NYSUT or a NYSUT agency fee payer.

MONTHLY DEDUCTION: A monthly charge assessed against the Total Account Value. The Monthly Deduction includes the Cost of Insurance, the Certificate fee and any charges for supplemental benefit riders.

MONTHLY DEDUCTION DAY: The first Monthly Deduction Day is the Issue Date. Monthly Deduction Days occur each month thereafter on the same day as the Issue Date of the Certificate.

NET PREMIUM: The Net Premium equals the amount of the premium you pay less the then-current Premium Load deduction.

NET SINGLE PREMIUM: The amount required to purchase a guaranteed benefit (using the Insured's Age and premium class) if the Net Premium is allocated to the Fixed Account. The Net Single Premium is determined using a guaranteed interest rate of 4% per year and the Certificate's guaranteed maximum Cost of Insurance rates.

NO LAPSE COVERAGE: A provision in the Certificate providing that, if at least the Basic Monthly Premiums are paid, a Certificate will remain in force for a period of at least 5 years beginning on the (a) Issue Date or (b) the Issue Date of an increase in Specified Amount. Under this provision, the Certificate remains in force even if the Surrender Value is insufficient to pay the current Monthly Deduction.

OWNER: The person to whom a Certificate is issued. The Owner is entitled to exercise all rights under the Certificate and is also referred to as "you." Unless otherwise specified in the Certificate or application form, the Certificate is owned by the Insured.

PARTIAL SURRENDER: The amount you receive in cash by surrendering a part of a Certificate.

PLANNED PREMIUMS: Premiums we agree to bill.

POLICY: The group life insurance contract owned by NYSUT Benefit Trust, pursuant to which the Certificates are issued. The Certificates are subject to the terms of the Policy.

PRO-RATA BASIS: In the same proportion that each of the Variable Options and the Fixed Account Value under a Certificate bear to the sum of Certificate's Separate Account Value and Fixed Account Value.

SEC: Securities and Exchange Commission.

SEPARATE ACCOUNT: A separate account maintained by the Company for the purpose of funding the Certificates; Variable Life Account C.

SEPARATE ACCOUNT VALUE: The portion of a Certificate's Total Account Value attributable to the variable portion of the Certificate. The variable portion of the Certificate includes all amounts held in one or more of the Variable Options.

SETTLEMENT OPTION(S): The method(s) by which payment may be made (a) from a Death Benefit, (b) at the Maturity Date, or (c) at the Full Surrender of a Certificate.

SPECIFIED AMOUNT: The amount chosen by the Owner at enrollment that is used in determining the Death Benefit. The Owner may increase or decrease the Specified Amount as described in this Prospectus.

SURRENDER VALUE: The Total Account Value on the date of surrender, less (a) the Loan Account Value and (b) any accrued interest.

TOTAL ACCOUNT VALUE: The sum of the (a) Fixed Account Value, the (b) Separate Account Value and the (c) Loan Account Value.

VALUATION DATE: The date and time when we calculate the Accumulation Unit Value of a Variable Option. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

VALUATION PERIOD: The period of time between successive Valuation Dates.

VARIABLE OPTION: One or more of the variable funding options available under the Certificate as described in this Prospectus.

WE, OUR, US, COMPANY: Aetna Life Insurance and Annuity Company.

WRITTEN REQUEST: A request in writing, in a form satisfactory to us and received by us at the Home Office.

YOU, YOUR: The person entitled to purchase or exercise any rights or privileges under a Certificate or a Settlement Option. This is generally the Owner (or, during a Settlement Option, the payee).

                       THIS PAGE INTENTIONALLY LEFT BLANK

THE SEPARATE ACCOUNT

Our Variable Life Account C is the Separate Account that supports the Variable Options. If you allocate any of your Total Account Value to the Variable Options, that value is invested in the Separate Account. The Separate Account purchases shares of the Funds to fund the benefits provided by the Certificates. We describe the currently available Funds, their investment objectives and their investment advisers in this Prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the Separate Account will be reinvested in additional Fund shares at net asset value.

We created Variable Life Account C in 1999 under Connecticut law. Prior to May 1, 2000, amounts invested in the Variable Options were supported by our Variable Life Account B, which was created in 1986 under Connecticut law. Amounts transferred as a result of this change in separate accounts were fully credited with time spent in Variable Life Account B for all purposes under the Certificates, including the calculation of fees and charges, and the transfer was accomplished at net asset value. We hold the Separate Account's assets to satisfy the claims of the Certificate Owners to the extent that they have allocated amounts to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and liabilities under the Certificates with respect to the Separate Account. The Company is responsible for meeting all obligations to Owners under the Certificates.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the Separate Account involves no approval or disapproval by the SEC of the Separate Account or the Company's management or investment practices or policies. The Company does not guarantee the Separate Account's investment performance.

CHARGES & FEES

SEPARATE ACCOUNT TRANSFER

As noted above, no charges or fees were assessed as a result of the transfer from Variable Life Account B to Variable Life Account C.

PREMIUM LOAD

We deduct a charge equal to 8% of the premium before the premium is allocated to the Certificate's Total Account Value. We use the proceeds of this charge to cover certain expenses and taxes associated with the sales, start-up and maintenance of the Certificates. We reserve the right to increase this charge to not more than 10% under both new and previously-issued Certificates.

CHARGES AND FEES ASSESSED AGAINST THE TOTAL ACCOUNT VALUE

When we assess charges and fees against the Total Account Value, we deduct them from each of a Certificate's Variable Options and the Fixed Account Value on a Pro-Rata Basis. This means we deduct charges in proportion to the amount of Total Account Value you then have in each of the investment options.

MONTHLY DEDUCTION. The Monthly Deduction includes the Cost of Insurance, a Certificate fee, and any charges for supplemental benefits. We deduct the first Monthly Deduction on the Issue Date, even if the Issue Date is earlier than the date the application form for a Certificate is signed. Monthly Deductions then occur on each Monthly Deduction Day thereafter. If the Certificate's issuance is delayed due to underwriting requirements, we will not assess charges until we complete the underwriting and approve the application for the Certificate.

For a discussion of when insurance coverage and investment performance commence under a Certificate, see Commencement of Coverage.

COST OF INSURANCE. The Cost of Insurance charge is based on (a) the cost of our base insurance rates under a Certificate and (b) our Amount at Risk, on the date of the deduction. (Base insurance rates do not include any supplemental benefits you elect through a Certificate rider.)

The Cost of Insurance charge is equal to (a) the Certificate's Amount at Risk on the Monthly Deduction Day, (b) multiplied by a monthly Cost of Insurance rate. Our Amount at Risk at any time is approximately the difference between the Certificate's then-applicable Death Benefit and its Total Account Value. An increase in the Total Account Value or a decrease in the Death Benefit will result in a smaller Cost of Insurance charge. A decrease in the Total Account Value or an increase in the Death Benefit will result in a larger Cost of Insurance charge.

The Cost of Insurance rate generally increases over the life of a Certificate. The rate is based on the Insured's Attained Age and risk class. The Cost of Insurance rates for "standard risk" Insureds will not exceed those based on a 50% male/50% female blend under the 1980 Commissioners Standard Ordinary Mortality Table, smoker or non-smoker (1980 Tables). "Substandard risk" Insureds have monthly deductions based on Cost of Insurance rates that may be higher than those in the 1980 Tables. A table of guaranteed maximum Cost of Insurance rates per $1,000 of the Amount at Risk is included in each Certificate. We may adjust the monthly Cost of Insurance rates from time to time, but they will never exceed the applicable guaranteed maximum rates.

Current Cost of Insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. We expect to review our current cost of insurance rates at least annually in light of the actual mortality experience of participants under the NYSUT Benefit Trust group Policy. In many cases, we expect that these periodic reviews will result in upward or downward revisions to the current Cost of Insurance rates. These rate revisions will apply both to previously and subsequently-issued Certificates. We use the same Cost of Insurance rates for male and female insureds. Our rates will generally be lower for non-smokers than for smokers. We also offer preferred Cost of Insurance rates for both smokers and non-smokers who meet more stringent requirements than do standard risk smokers and non-smokers, respectively. If an Insured classified "smoker" changes his or her smoking habits so as to fall within our non-smoker category, he or she may make a Written Request for reclassification after the first Certificate Year.

We base Cost of Insurance rates for an increase in Specified Amount on the Insured's risk class at the time of the increase. You must provide evidence of insurability.

CERTIFICATE FEE. The Monthly Deduction also includes a Certificate fee of $14 a month during the first Certificate Year, or the first year of an increase in Specified Amount. This fee starts on the Issue Date of the Certificate and the date of the increase. The Certificate fee then drops to $6 a month. We use the proceeds of this charge for administrative expenses, such as risk underwriting and Certificate issuance, premium billing and collection, Certificate value calculation, confirmation of Certificate transactions and periodic reports to Owners. We reserve the right to raise this charge, both for new and previously-issued Certificates. The maximum charge is $19 a month during the first Certificate Year (whether from the Issue Date of the Certificate or after an increase in the Specified Amount) and $11 a month thereafter. We do not expect the monthly Certificate fee to exceed our actual annual administrative costs over time.

CHARGES FOR SUPPLEMENTAL BENEFITS. The Monthly Deduction includes a supplemental benefits charge if you elect any supplemental benefits. (You may elect supplemental benefits by adding riders to the Certificate.) The amount of this charge varies depending on the riders you select. The charge is described in each applicable Certificate rider.

TRANSFER AND PARTIAL SURRENDER CHARGES. We reserve the right to charge an administrative fee of up to $25 for each transfer between investment options in excess of 12 transfers per year. For Partial Surrenders, we reserve the right to charge an administrative fee of $25 or, if less, 2% of the surrender amount. We are not currently assessing this charge.

CHARGES ASSESSED AGAINST THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account Value. This charge compensates the Company for the aggregate mortality and expense risk assumed in connection with the Certificates. The mortality risk assumed by the Company is that Insureds, as a group, may live for a shorter period of time than estimated. If so, the Company could end up paying more in Death Benefits than it collects with Cost of Insurance charges. The expense risk assumed is that the expenses incurred (a) issuing and administering the Certificates and (b) operating the Separate Account will be greater than the administrative charges that the Company can impose for such expenses. We expect to earn a profit from this charge. The mortality and expense risk charge currently equals an annual rate of 0.85% of the average daily net assets of the Separate Account during the first 10 Certificate years and 0% thereafter. This charge is deducted daily. Because we first offered the Certificates for sale in 1997, the planned reduction after the tenth year is not yet in effect for any outstanding Certificate. The Company reserves the right to increase or decrease the rate or period of the mortality and expense risk charge, if it believes that circumstances have changed so that current charges are no longer appropriate. However, we guarantee that the annual rate of this charge will never exceed (a) 1.25% during the first 10 Certificate years or (b) 0.40% thereafter.

The Separate Account currently is not subject to any taxes. However, if taxes are assessed against the Separate Account, we reserve the right to assess the amount of the taxes against the Separate Account Value.

CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS


The following table illustrates the investment advisory fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets. These amounts are based on figures for the year ended December 31, 2000, unless otherwise indicated:

                                  FUND EXPENSE TABLE(1)
                                                 TOTAL FUND
                                                   ANNUAL                    NET FUND
                                                  EXPENSES                ANNUAL EXPENSES
                           INVESTMENT             WITHOUT       TOTAL          AFTER
                            ADVISORY    OTHER    WAIVERS OR  WAIVERS AND    WAIVERS OR
FUND NAME                     FEES     EXPENSES  REDUCTIONS  REDUCTIONS     REDUCTIONS
---------                     ----     --------  ----------  ----------     ----------
Aetna Ascent VP(2)             0.60%      0.15%      0.75%        0.00%           0.75%
Aetna Balanced VP, Inc.        0.50%      0.09%      0.59%          --            0.59%
Aetna Bond VP                  0.40%      0.10%      0.50%          --            0.50%
Aetna Crossroads VP(3)         0.60%      0.15%      0.75%        0.05%           0.70%
Aetna Growth and Income
  VP                           0.50%      0.08%      0.58%          --            0.58%
Aetna Index Plus Large
  Cap VP(2)                    0.35%      0.09%      0.44%        0.00%           0.44%
Aetna Legacy VP(3)             0.60%      0.16%      0.76%        0.11%           0.65%
Aetna Money Market VP          0.25%      0.09%      0.34%          --            0.34%
Fidelity VIP
  Equity-Income
  Portfolio(4)                 0.48%      0.08%      0.56%          --            0.56%
Fidelity VIP II
Contrafund-Registered Trademark-
  Portfolio(4)                 0.57%      0.09%      0.66%          --            0.66%
Janus Aspen Aggressive
  Growth Portfolio(5)          0.65%      0.01%      0.66%        0.00%           0.66%
Janus Aspen Balanced
  Portfolio(5)                 0.65%      0.01%      0.66%        0.00%           0.66%
Janus Aspen Growth
  Portfolio(5)                 0.65%      0.02%      0.67%        0.00%           0.67%
Janus Aspen Worldwide
  Growth Portfolio(5)          0.65%      0.04%      0.69%        0.00%           0.69%
Oppenheimer Global
  Securities Fund/VA           0.64%      0.04%      0.68%          --            0.68%
Oppenheimer Strategic
  Bond Fund/VA                 0.74%      0.05%      0.79%          --            0.79%
PPI MFS Capital
  Opportunities
  Portfolio(6)                 0.65%      0.25%      0.90%        0.00%           0.90%
PPI MFS Emerging Equities
  Portfolio(6)                 0.66%      0.13%      0.79%        0.00%           0.79%
PPI MFS Research Growth
  Portfolio(6)                 0.69%      0.15%      0.84%        0.00%           0.84%
PPI Scudder International
  Growth Portfolio(6)          0.80%      0.20%      1.00%        0.00%           1.00%
PPI T. Rowe Price Growth
  Equity Portfolio(6)          0.60%      0.15%      0.75%        0.00%           0.75%



(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors.
(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(5) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(6) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

ALLOCATION OF PREMIUMS

You may allocate all or a part of your Net Premiums to the Funds currently available through the Separate Account under your Certificate. You also may allocate all or a part of your Net Premiums to the Fixed Account.

THE FUNDS

The investment objectives of the Funds are described below. The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the Investment Company Act of 1940. Refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed on page i of the Prospectus, by accessing the SEC at its web site or by contacting the SEC Public Reference Room.

- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

- Aetna Income Shares d/b/a AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

- Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

- Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.(1)


- AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP seeks to provide capital appreciation.(1)



- AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).(1)



- AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP seeks to provide total return consistent with preservation of capital.(1)


- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)


- FIDELITY VARIABLE INSURANCE PRODUCTS--EQUITY-INCOME PORTFOLIO seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.(2)(a)



- FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-PORTFOLIO seeks long-term capital appreciation.(2)(b)

- JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a NONDIVERSIFIED portfolio that seeks long-term growth of capital.(3)



- JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.(3)



- JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(3)



- JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(3)



- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.(4)



- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities.(4)



- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.(5)(a)


- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(5)(a)

- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(5)(a)

- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.(5)(b)

- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.(5)(c)

    Investment Adviser:

    (1) Investment Adviser: Aeltus Investment Management, Inc. (Aeltus)
    (2) Investment Adviser: Fidelity Management & Research Company

      (a) Subadviser: FMR Co., Inc.


      (b) Subadvisers: Fidelity Management & Research (U.K.) Inc.
       Fidelity Management & Research (Far East) Inc.
       Fidelity Investments Japan Limited
       FMR Co., Inc.


    (3) Investment Adviser: Janus Capital Corporation

    (4) Investment Adviser: OppenheimerFunds, Inc.

    (5) Investment Adviser: Aetna Life Insurance and Annuity Company
      (a) Subadviser: Massachusetts Financial Services Company

      (b) Subadviser: Zurich Scudder Investments, Inc.

      (c) Subadviser: T. Rowe Price Associates, Inc.

MIXED AND SHARED FUNDING; CONFLICTS OF INTEREST

The Funds only sell shares to separate accounts of insurance companies that may or may not be affiliated with the Company. These separate accounts may fund variable annuity contracts or variable life insurance policies, such as the Certificates described in this Prospectus. We currently do not foresee any disadvantages to you arising out of this. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various contract owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Fund has advised us that its board of trustees (or directors) intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects Certificate holders, we will see to it that appropriate action to protect is taken. If it becomes necessary for any separate account to replace shares of any Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FUND ADDITIONS, DELETIONS OR SUBSTITUTIONS

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. The Company may add additional Funds as investment options under your Certificate at any time. The Company also has the right to replace shares of a Fund with shares of another Fund if the Company believes that the Fund is no longer appropriate as an investment option under the Certificate. The Company may also stop accepting premium allocations to a Fund at any time. If the Company stops accepting premium allocations to a Fund and shares of that Fund are not replaced with shares of another Fund, amounts you have deposited in that Fund could stay in the Fund. Also, any dividends or capital gains earned on that Fund could be reinvested in the Fund. To do any of these actions, the Company must comply with (a) the terms of the 1940 Act and (b) any insurance laws or regulations applicable at the time. The Company will provide notice to you before replacing a Fund or closing a Fund to new payments. The Company will also provide notice about any new Fund that is added.

LIMITS IMPOSED BY THE FUNDS

Orders for the purchase of shares of a Fund may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request directed to a particular Fund if the Separate Account's investment in that Fund is not accepted by the Fund for any reason.

FIXED ACCOUNT

The Company has not registered interests in the Fixed Account with the SEC, based on an exclusion under the Securities Act of 1933. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures, however, may be subject to certain anti-fraud provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Account available under the Certificates is a fixed funding option. We credit interest on amounts in the Fixed Account (the Fixed Account Value) at rates that we declare from time to time. We determine these rates in our sole discretion. We guarantee a 4% minimum annual interest rate, compounded monthly. Current interest rates may also vary depending on when you allocate an amount to the Fixed Account.

The Fixed Account is supported by the general assets of the Company. The general assets of the Company include all assets of the Company except those held in legally-segregated separate accounts sponsored by the Company or its affiliates. The Company invests the assets attributable to the Fixed Account in investments chosen by the Company, as applicable law permits. Fixed Account assets and investments, and any investment income they generate, are solely the property of the Company.

CERTIFICATE CHOICES

PREMIUM PAYMENTS

The Certificates are flexible premium variable universal life insurance. This means that you have the right to decide, within certain limits,

- when to make premium payments; and

- the amount of the payments.

Each Certificate specifies Planned Premiums and Basic Monthly Premiums. If you fail to pay your premiums, your Certificate may not remain in force (lapse). However, payment of Planned or Basic Monthly Premiums does not guarantee that your Certificate will remain in force. Your Certificate remains in force only as long as (a) your Surrender Value is adequate to cover the Monthly Deductions under the Certificate or (b) you have made enough premium payments to keep the 5-year No Lapse Coverage provision of your Certificate in effect. (See No Lapse Coverage.) Your Surrender Value is increased by your premium payments and any positive investment returns they generate. Your Surrender Value is decreased by the charges we deduct and any negative investment returns you experience.

Planned Premiums are those premiums you request and we agree to bill on an annual, semiannual, quarterly or other periodic basis. You can also arrange pre-authorized automatic monthly check payments, or salary or pension deduction arrangements through the Member's employer. You may change your Planned Premium at any time by submitting a Written Request to us. Premiums paid by payroll deduction are generally forwarded by your employer to NYSUT Benefit Trust, which forwards them to us. We are not responsible for errors and delays caused by, or other conduct of, your employer or NYSUT Benefit Trust.

We may require evidence of insurability if payment of any premium would increase the difference between the Death Benefit and the Total Account Value (thus increasing our Amount at Risk). If you fail to provide satisfactory evidence of insurability, we will refund the refused premium.


We may also refuse to accept any premium payment (other than one required to keep a Certificate in force) if it would cause the Certificate to fail to be treated as life insurance for federal income tax purposes. Additionally, if you pay premiums in excess of the Planned Premium, or increase your Planned Premium too much, you may cause the Certificate to be classified as a "Modified Endowment Contract" for federal income tax purposes. (See Tax Matters.) In that case, we will notify you to determine if you wish to avoid Modified Endowment Contract status. If you do not wish the Certificate to be classified as a Modified Endowment Contract, we will refund the excess Planned Premium.



If the excess Planned Premium has not been invested in the Certificate, it will be refunded without interest. If the excess Planned Premium has been invested in the Certificate, we have 60 days from the end of the Certificate Year to return the excess Planned Premium amount with interest.



If you elect not to request a refund of the excess Planned Premium, your Certificate will be classified as a Modified Endowment Contract.


COMMENCEMENT OF COVERAGE

The insurance coverage under a Certificate starts when:

- we approve the insurance based on the application and any other information required to be submitted by the Insured;

- we or our representative receives at least the first Basic Monthly Premium;
  and

- the Insured is eligible for coverage.


Therefore, coverage may not commence until some time after you submit an application for a Certificate. We may offer immediate temporary fixed insurance coverage. This coverage may be available if, with your application (a) you submit at least the full first Basic Monthly Premium for the billing frequency, or a completed Payroll Deduction Authorization and (b) certain other requirements are met. For more information about the availability, terms and conditions of this coverage, you should consult your sales representative, who can also provide you with a copy of our conditional receipt.


The Issue Date of a Certificate is generally the date that we approve a Certificate.

Your initial premium payment starts earning a return in the Separate Account or the Fixed Account on the later of the (a) Issue Date of the Certificate or (b) the date that we receive at least the first Basic Monthly Premium at our Home Office. After the first premium payment, you must send all premiums to our Home Office. We deem all premiums, except the first one, received when we actually receive them at the Home Office, together with any identifying information we require from the Member's employer or NYSUT Benefit Trust. We allocate your premium payment as you direct, effective at the end of the Valuation Period in which we receive the payment.

You may reallocate your future premium payments at any time. You must use whole percentages when changing allocations. We effect the change with the next premium payment after we receive your request. We will send you confirmation of the change. (See Transfers.)

5-YEAR NO LAPSE COVERAGE PROVISION

Your Certificate includes a 5-year No Lapse Coverage Provision. If you pay the specified amount of premiums, this provision provides that during the 5-year period after either the (a) Issue Date or (b) the Issue Date of any Specified Amount increase, your Certificate will not enter a Grace Period--and therefore will not terminate. We calculate the specified amount of premiums you must pay as follows: the sum of premiums paid within the 5-year period must equal or exceed (a) the sum of the Basic Monthly Premiums for each Certificate Month from the start of the period, including the current month; plus (b) any Partial Surrenders since the start of the period; plus (c) any increase in the Loan Account Value since the start of the period.

The 5-year No Lapse Coverage Provision is lost if (a) you have not paid the specified amount of premiums on any Monthly Deduction Day within the applicable 5-year period, and (b) the Surrender Value of your Certificate is less than the Monthly Deduction for that day. This means that the Certificate will enter the Grace Period. You must then make additional premium payments to prevent the termination of the Certificate. (See Grace Period.) While your Certificate is operating under the 5-year No Lapse Coverage Provision we keep track of the amount of all Monthly Deductions that we do not collect. When you pay Net Premiums at a later date we deduct these uncollected amounts from any Surrender Value created by your Net Premium payments.

Your Certificate's 5-year No Lapse Coverage Provision no longer operates at the end of the applicable 5-year period. At that time your Certificate may lapse unless you pay sufficient premiums to permit us to collect the full amount of previously uncollected Monthly Deductions, if any. (See Grace Period.)

DEATH BENEFIT OPTIONS

At the time of enrollment, you must choose between the two available Death Benefit Options.

Under OPTION 1, the Death Benefit will be the greater of: (a) the Specified Amount or (b) the applicable percentage of the Total Account Value. The applicable percentage is 250% through age 40 and decreases yearly to 100% at age
95. Option 1 generally provides a level Death Benefit.

Under OPTION 2, the Death Benefit will be the greater of: (a) the Specified Amount plus the Total Account Value or (b) the applicable percentage (described above) of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending upon the amount of premiums paid and the investment performance of the Fund(s) you choose.

We calculate the Death Benefit payable under either Option as of the date of death of the Insured. We reduce the Death Benefit by (a) the amount necessary to repay any Loan Account Value in full, with all accrued interest; (b) if the Certificate is within the Grace Period, the amount required to keep the Certificate in force through the date of death; and (c) the amount of any other Monthly Deductions that we were unable to collect. (See 5-year No Lapse Coverage Provision.)

TRANSFERS

You may transfer all or part of your Separate Account Value in any Variable Option to any other Variable Option or to the Fixed Account. You must make all transfers before the Certificate's Maturity Date. We reserve the right to (a) charge an administrative fee of $25 for each transfer over 12 per year and (b) limit the total number of Variable Options you may elect over the lifetime of the Certificate.

You may also request a transfer of a portion of the Fixed Account Value to one or more of the Variable Options. You must make this request within the 45-day period following a Certificate Anniversary. We allow this type of transfer only once within this 45-day period, and we must receive your request at the Home Office within the 45-day period. We effect the transfer at the end of the Valuation Period in which we receive your request at our Home Office. The amount of any such transfer cannot exceed the greater of 25% of the Fixed Account Value or $500.

TELEPHONE OR ELECTRONIC TRANSFERS

You may request a transfer of account values by Written Request (as set forth above), telephone or electronically, where available (for example, through the Internet). All transfers must comply with the terms of the Certificate.

We currently accept transfer instructions on each Valuation Date. Once we accept instructions, you may not rescind them. You may give new telephone or electronic instructions, however, on the following day. The Company will not execute a transfer if the transfer instructions are not in good order. The Company will notify you in this event.

We will use reasonable procedures, such as (a) requiring identifying information; (b) recording telephone or electronic instructions; and (c) providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. You are responsible for the results of any telephone or electronic instructions that we reasonably believe to be genuine, even if losses result from errors in the communication of instructions. As a result of this procedure, the Owner will bear the risk of loss. If the Company does not use reasonable procedures, as described above, we may be liable for losses that result from any unauthorized instructions.

TRANSFER LIMITATIONS

The Certificate is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on fund performance.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Owners. Such restrictions could include: (a) not accepting transfer instructions from an agent acting on behalf of more than one Owner and (b) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Owners.

AUTOMATED TRANSFERS (DOLLAR COST AVERAGING)

Dollar Cost Averaging describes an automated system of investing the same amount of money at regular intervals over a period of time. Dollar Cost Averaging is based on the principle that acquiring Accumulation Units with the same amount of money at fixed intervals results in acquiring more units when prices are low and fewer units when prices are high.

You may establish a Dollar Cost Averaging program for either a 1, 2 or 3 year period. Under your program, you may make automated transfers of amounts on a monthly or quarterly basis. You may transfer amounts from the Aetna Money Market VP Fund Variable Option to any other Variable Option through a Written Request or other method acceptable to the Company. We do not permit Dollar Cost Averaging to or from the Fixed Account. You must have a minimum of $5,000 allocated to the Aetna Money Market VP Variable Option in order to enroll in the Dollar Cost Averaging program. The minimum automated transfer amount is $50 per month. There is no additional charge for this program. You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. We include automated transfers when we determine the number of charge-free transfers that you can make. The Company reserves the right to suspend or modify automated transfer privileges at any time.

TERMINATION OR CHANGE IN COVERAGE

Your Certificate, and all coverage thereunder, may be terminated without your consent if any of the following occur. Your Certificate could be terminated even if your Certificate's 5-year No Lapse Coverage is still in effect and even if you have paid enough premiums to prevent your Certificate from lapsing.

(1) NYSUT may notify the Company that NYSUT wishes to terminate the group Policy. NYSUT Benefit Trust has agreed to provide each Insured with advance notice of Policy cancellation or discontinuance. NYSUT Benefit Trust must mail or deliver the notice to the Insured at the last known address of record at least 15 days before the effective date of the Policy cancellation or discontinuance. Prior to the termination date you could exercise your rights to make a Full Surrender or to convert your Certificate to paid-up fixed life insurance. (See Paid-Up Nonforfeiture Option.)

(2) We may terminate the group Policy, and your Certificate, if NYSUT Benefit Trust stops sending payroll deduction premiums to us. In this event, we could terminate the group Policy and your Certificate regardless of (a) whether you paid premiums for your Certificate by payroll deduction; (b) the amount of premium you paid; or (c) the available Surrender Value under your Certificate. Prior to any termination we would provide NYSUT Benefit Trust with an opportunity to cure the problem in accordance with the terms of the group Policy.


(3) We also will terminate your Certificate immediately when the Insured ceases to be within at least one of the categories of persons that is eligible for coverage under a Certificate. Those eligibility requirements are set forth above under Definitions--Insured. A non-Member Insured who (a) is eligible only as the spouse of an Insured Member and (b) loses eligibility may elect to become a Member within 31 days after loss of eligibility. In this event, we will continue the Certificate uninterrupted. We must receive notice of your election at the Home Office within the 31-day period. Otherwise, we will pay you the Certificate's Surrender Value that we calculate at the end of the last Valuation Period during which the Certificate was in force.


If your Certificate terminates for one of the above reasons, you have the option of converting your coverage to an individual policy. We make the conversion privilege available only within the 31-day period following (a) termination of the group Policy by NYSUT Benefit Trust or us or (b) termination of a Certificate upon the Insured's ineligibility for continued coverage. You may convert your Certificate to any substantially comparable flexible premium general account life insurance policy that we offer for these purposes under the terms of your Certificate. Term insurance is not available. We must receive notice of your conversion and the first premium under the conversion policy at the Home Office within the 31-day period.

Upon conversion you receive the same amount of insurance that you had under your Certificate. The terms of the conversion policy, however, may involve additional charges or may not be as attractive to you as those under the Certificate. We reserve the right to permit you to pay only the initial premium for the conversion policy at the time of conversion. If the initial premium for the conversion policy is less than the Surrender Value under the terminating Certificate, we will distribute to you the rest of the Surrender Value as of the Certificate's termination date. You may be required to pay income taxes with respect to a partial distribution in connection with a conversion or any other distribution of Surrender Value following termination of a Certificate. (See Tax Matters.)

The Company will notify the Owner of the right to convert. We will require no evidence of insurability.

If we receive a timely conversion request and the Insured dies during the time allowed for conversion, we will pay as a Death Benefit the amount that could have been converted. If we have not received a conversion request, we only pay a Death Benefit if the Insured dies within the 31-day conversion period. We pay the Death Benefit to the beneficiary designated by the Insured. If there is no designated beneficiary, we may pay from the Death Benefit up to $500 to any person that we believe is entitled to this money because that person incurred funeral expenses incident to the death of the Insured.

NYSUT Benefit Trust, by agreement with us, may make changes in your Certificate (and your coverage) without your consent. Your consent is required if a change results in a reduction in benefit or an increase in guaranteed charges.

We reserve the right at any time to cease issuing new Certificates to any class of Members or their relations.

CERTIFICATE VALUES

TOTAL ACCOUNT VALUE

If you allocate amounts under a Certificate to a Variable Option of the Separate Account, we credit you with Accumulation Units of that Variable Option. The number of Accumulation Units we credit is determined by dividing (a) the amount you allocate by (b) the appropriate current Accumulation Unit Value. Each Variable Option has a unique Accumulation Unit Value. If you select a combination of Variable Options, we credit you with Accumulation Units for each Variable Option that you select.

We determine the Total Account Value of your Certificate as follows:

- for any Variable Option, we multiply the total number of Accumulation Units credited to the Certificate by the current Accumulation Unit Value for that Variable Option;

- for a combination of Variable Options, we total the resulting values; and

- we add any Fixed Account Value and any Loan Account Value.

The value of an Accumulation Unit varies based on the positive or negative investment performance of the related Fund and the charges we deduct. We do not increase or decrease the number of Accumulation Units credited to a Certificate based on any subsequent changes in the value of an Accumulation Unit. We increase the number of Accumulation Units you hold for a Variable Option when you allocate Net Premiums or other account value to that Variable Option. Similarly, we cancel Accumulation Units in a Variable Option when (a) you remove any account value from a Variable Option (such as upon transfer, Full or Partial Surrender, or Certificate Loan) or (b) we make a Monthly Deduction. The number of units we cancel is determined by dividing (a) the amount of account value removed by (b) the appropriate current Accumulation Unit Value.

The Fixed Account Value includes (a) all amounts allocated to the Fixed Account under a Certificate and (b) any interest credited thereon. We reduce the Fixed Account Value by amounts removed from the Fixed Account, such as upon a transfer, Full or Partial Surrender, Certificate Loan or Monthly Deduction.

We will advise you at least annually as to (a) the number of Accumulation Units then credited to your Certificate; (b) the current Accumulation Unit Values;
(c) the Separate Account Value; (d) the Fixed Account Value; and (e) the Total Account Value. (See Reports to Owners.)

ACCUMULATION UNIT VALUE

We determine the value of an Accumulation Unit for any Valuation Period by multiplying (a) the value of an Accumulation Unit for the immediately preceding Valuation Period by (b) the sum of 1 plus the net investment rate for the current period for the appropriate Variable Option.

The net investment rate equals (a) the value of the net assets of the Variable Option held in the Separate Account at the end of a Valuation Period (before any adjustment for amounts allocated to or removed from the Variable Option during the period); plus or minus (b) the value of the net assets of the Variable Option held in the Separate Account at the beginning of that Valuation Period, adjusted by any taxes or provisions for taxes attributable to the operation of the Separate Account (with any federal tax liability offset by foreign tax credits to the extent allowed); divided by (c) the value of the Variable Option's Accumulation Units held in the Separate Account at the beginning of the Valuation Period; minus (d) the rate of any applicable daily charge for mortality and expense risk.

MATURITY VALUE

The Maturity Value of a Certificate is the Surrender Value on the Maturity Date. You may apply all or part of the Surrender Value to one or more of the Settlement Options. (See Certificate Settlement.)

CERTIFICATE RIGHTS

FULL SURRENDERS

By Written Request you may surrender your Certificate for its Surrender Value at any time before the Maturity Date. The Insured must be alive to surrender your Certificate. All insurance coverage under the Certificate ends on the date of the Full Surrender. The Surrender Value equals the Total Account Value on the date of surrender, less the Loan Account Value and less any unpaid accrued interest. We may require return of the Certificate for a Full Surrender.

We compute the Surrender Value as of the end of the Valuation Period in which we receive your Written Request for surrender.

PARTIAL SURRENDERS

By Written Request you may partially surrender your Certificate at any time (a) after the first Certificate Year and (b) before the Maturity Date.

The minimum amount of any Partial Surrender is $500. We may also charge an administrative fee of $25 or, if less, 2% of the amount surrendered. We deduct any Partial Surrender and any related administration charge on a Pro-Rata Basis from each investment option in use under the Certificate.

If the Death Benefit Option for a Certificate is Option 1, your Partial Surrender reduces the Total Account Value, Death Benefit and Specified Amount of your Certificate. The Total Account Value and Specified Amount are each reduced by the amount of the surrender. We will not allow a Partial Surrender if the Specified Amount will be reduced below the minimum Specified Amount set forth in the Certificate Specifications. Your Partial Surrender may not reduce the Specified Amount, however, if the Death Benefit for the Certificate immediately prior to the surrender is determined based on the applicable percentage of the Total Account Value.

If your Specified Amount is reduced from above $250,000 to less than $250,000, your current Cost of Insurance rate may also increase. (See Cost of Insurance.) A Specified Amount reduction also reduces the required Basic Monthly Premium for the 5-year No Lapse Coverage. We determine the future premium required to maintain the 5-year No Lapse Coverage based on the new Specified Amount. We will deliver to you a supplemental Certificate Specifications page that states the amount of this future premium.

If the Death Benefit Option for a Certificate is Option 2, your Partial Surrender reduces both the Total Account Value and the Death Benefit, but not the Specified Amount. The Total Account Value and the Death Benefit are each reduced by the amount of the surrender.

PAID-UP NONFORFEITURE OPTION

By Written Request you may elect, at any time before the Maturity Date, to continue your Certificate as fixed (non-variable) paid-up life insurance.

We apply your Surrender Value as a Net Single Premium to determine the Specified Amount of the paid-up insurance. We base the cost of the paid-up insurance on the guaranteed maximum Cost of Insurance rates in the Certificate and an interest rate of 4% compounded annually. The Specified Amount of the paid-up insurance cannot exceed the Death Benefit under the Certificate as of the effective date of the paid-up insurance. Excess Surrender Value is distributed to you and is treated as a partial distribution for federal income tax purposes. (See Tax Matters.) The effective date of the paid-up coverage is the first Monthly Deduction Day that occurs on or after our receipt of your Written Request.

We allow Full Surrenders and Certificate Loans, as described in this Prospectus, if you continue your Certificate in force as paid-up insurance. All supplemental rider benefits terminate and are not available with the paid-up coverage. The Surrender Value of the paid-up insurance is the Net Single Premium for that insurance on the date of surrender, less any outstanding loan balance. Partial Surrenders are not available.

Under this option, we pay proceeds upon death of the Insured or maturity that equal (a) the Specified Amount, less (b) any Certificate Loans and accrued unpaid interest under the paid-up insurance. See "Tax Matters" for a discussion of possible tax consequences resulting from your electing the paid-up nonforfeiture option.

GRACE PERIOD

If your Surrender Value is insufficient to allow a Monthly Deduction on the Monthly Deduction Day, we allow you 61 days of grace for payment of an amount sufficient to allow the Monthly Deduction.

If your Surrender Value is insufficient because of outstanding loans and you have paid sufficient premiums to meet the conditions of the 5-year No Lapse Coverage period, we may require payment of the amount equal to the lesser of (1) or (2) where:

(1) is the amount necessary to meet the loan-related conditions of the No Lapse Coverage provision; or

(2) is an amount sufficient to cover the Monthly Deduction(s) that would result in the Surrender Value being greater than zero.

If you have not paid sufficient premiums to meet the conditions of the 5-year No Lapse Coverage period, we may require payment of the amount necessary to keep your Certificate in force for the current month plus two additional months.

If you do not make payment within the 61-day Grace Period, the Certificate will terminate without value at the end of the Grace Period. This termination is effective on the Monthly Deduction Day for the first unpaid Monthly Deduction.

We will mail written notice to your last address known to us at least 31 days before termination of a Certificate. We will also mail this notice to the last known address of any assignee of record.

During the days of grace, this Certificate stays in force. If the Insured's death occurs during the days of grace, we deduct from the Death Benefit the amount required to keep a Certificate in force.

REINSTATEMENT OF A LAPSED CERTIFICATE

You may reinstate a Certificate terminated after its Grace Period. Upon reinstatement, we calculate the Certificate Year as if there had never been a lapse in coverage. You must apply for reinstatement (a) within 5 years after the date of termination and (b) before the Maturity Date.

Also, we must receive (a) evidence of the Insured's current insurability that is satisfactory to us and (b) a premium payment that at least equals the following amount: the sum of (1) and (2), where (1) is any portion of the Loan Account Value plus accrued interest on the date of lapse exceeding the Total Account Value on the date of lapse and (2) is a premium payment sufficient to keep the Certificate in force for the current month plus 2 additional months.

If we reinstate your Certificate within a 5-year No Lapse Coverage period, all values, including the Loan Account Value, are reinstated as they were on the date of lapse.

If we reinstate your Certificate after a 5-year No Lapse Coverage period has expired, the coverage would be reinstated on the Monthly Deduction Day following our approval. We first apply your payment to pay any positive excess of (1) over
(2), where (1) is the Loan Account Value plus accrued interest on the date of lapse and (2) is the Total Account Value on the date of lapse. We treat any remainder as a premium. The Total Account Value at reinstatement is the Net Premium paid, less the Monthly Deduction for that day. We do not reinstate any Loan Account Value.

We restart Monthly Deductions and investment performance on the Monthly Deduction Day on or first following our approval of the reinstatement. We pay the reinstated Death Benefit if the Insured dies prior to that date, but only if we have received (a) a reinstatement request and (b) all payments and information required for us to grant the request.

We must consent before we reinstate any supplemental benefit rider. If the Certificate lapsed within a 5-year No Lapse Coverage period and that period has not yet expired by the time of reinstatement, we will reinstate any Certificate Loan Value and consider as due any prior uncollected Monthly Deductions. (See 5-year No Lapse Coverage Provision.) We will also restore any portion of the No Lapse Coverage period that still remains by the time of reinstatement. In that case, you may put the No Lapse Coverage into effect for any time during such remaining period, provided you have paid at least the cumulative amount of all Basic Monthly Premiums required to date for this purpose. This cumulative amount includes any amount of unpaid Basic Monthly Premiums due for periods prior to the reinstatement.

A reinstatement may result in restarting the test used for determining whether the Certificate is a Modified Endowment Contract. (See Tax Matters.)

CERTIFICATE LOANS


We grant loans at any time (a) after the expiration of the Right of Certificate Examination and (b) before the Maturity Date. The amount of the loan may not be more than the Loan Value. The Loan Value is 90% of the Total Account Value, unless state law otherwise requires. We transfer the amount of the loan out of the Fixed Account and any Variable Options on a Pro-Rata Basis and instead hold the amount of the loan as part of the Loan Account Value. We effect loans and loan repayments as of the end of the Valuation Period in which we receive the Written Request for the loan or the repayment.


You may repay the loan in full or in part at any time prior to the Maturity Date, as long as the Certificate is in force and the Insured is alive. The amount necessary to repay all loans in full is the Loan Account Value plus any accrued interest. Unless you specifically instruct us otherwise, we consider additional premiums received as loan repayments. Subject to state regulatory approval, unless you specifically instruct us otherwise, we will allocate loan repayments received to the Fixed Account and the Separate Account according to the premium allocation currently in effect. The full Surrender Value under this Certificate equals (a) the Total Account Value on the date of surrender, (b) less the Loan Account Value plus any accrued interest. If you do not repay a loan prior to the Maturity Date, the amount payable at the Maturity Date equals
(a) the Total Account Value on the Maturity Date, (b) less the Loan Account Value on the Maturity Date plus any accrued interest.

Subject to state regulatory approval, interest earned on the Loan Account Value will be credited to the Fixed Account Value and the Separate Account Value according to the premium payment allocation currently in effect. The amount of interest you earn on the Loan Account Value and the amount of interest we charge on a loan depends on whether the loan is considered preferred. Beginning in the 11th Certificate Year and on each Certificate Anniversary thereafter, that portion of the Loan Value attributable to the Separate Account Value will be considered preferred (Preferred Loans). All other loans will be considered non-preferred (non-Preferred Loans).

Preferred Loans earn interest at a rate of 4.00% and are charged interest at a rate of 4.00%. In other words, the interest rate credited equals the interest rate charged.

Non-Preferred Loans earn interest at a rate of no less than 6.00% and are currently charged interest at a rate of 8.00%.

We may credit interest in excess of these rates, in our sole discretion.

Accordingly, since we credit the Loan Account Value with interest rather than with the investment experience of the Funds, a loan may permanently affect the amount of your Death Benefit and the Certificate's Surrender Value, even if you repay the loan.

Loan interest is due and payable on (a) each Certificate Anniversary; (b) the date the Certificate ends; or (c) upon full repayment of the Loan Account Value. We add any interest not paid when due to the Loan Account Value on the Certificate Anniversary. Any amount of unpaid interest bears interest on the same terms. For a discussion of the federal income tax consequences of Certificate Loans, see Tax Matters.

CERTIFICATE CHANGES

You may make certain changes to your Certificate, as described below, by submitting a Written Request. We will send you supplemental Certificate Specifications once the change is completed. If you decrease a Specified Amount larger than $250,000 to less than $250,000 (or vice-versa), you can cause an increase (or decrease) in your current Cost of Insurance rate. (See Monthly Deduction.)

INCREASE IN SPECIFIED AMOUNT

We allow increases in Specified Amounts at any time while a Certificate is in force. We may require you to provide satisfactory evidence of insurability. Your Surrender Value immediately after an increase must be at least 3 times the sum of (a) the most recent Monthly Deduction from the Total Account Value and (b) the Specified Amount of the increase multiplied by the applicable Cost of Insurance rate divided by 1000. You must request Specified Amount increases in multiples of $1,000. We show any maximum limit on your Specified Amount in the Certificate Specifications.

We also show the Issue Date for any increase in the supplemental Certificate Specifications. We restart the 5-year period of the No Lapse Coverage provision applicable to the increase on the Issue Date of the increase. We determine the Basic Monthly Premium after the increase based on the Insured's Attained Age and new Specified Amount.

For possible tax consequences of an increase in Specified Amount, see Tax
Matters.

DECREASE IN SPECIFIED AMOUNT

You may decrease the Specified Amount of a Certificate after the first Certificate Year. We do not allow a decrease in the Specified Amount if (a) your Specified Amount is reduced below the minimum Specified Amount set forth in the Certificate Specifications or (b) your Certificate would be treated as other than life insurance for income tax purposes.

The Issue Date of the decrease is the Monthly Deduction Day on or next following the date on which we receive your Written Request. The decrease reduces any past increases in the reverse order in which the increases occurred. (We follow this same order for decreases in Specified Amount resulting from changes in Death Benefit Option or a Partial Surrender.) If the 5-year No Lapse Coverage provision is still applicable, we adjust the Basic Monthly Premium for that purpose based on the reduced Specified Amount.

A Specified Amount decrease can cause a Certificate to be taxed as a Modified Endowment Contract. For a discussion of tax considerations in connection with Specified Amount decreases, see Tax Matters.

CHANGE IN DEATH BENEFIT OPTION

We allow changes from Option 1 to Option 2 at any time while a Certificate is in force. We reduce the Specified Amount to equal the Specified Amount less the Total Account Value at the time of the change. We also allow changes from Option 2 to Option 1 at any time while a Certificate is in force. We increase the Specified Amount to equal the Specified Amount plus the Total Account Value as of the date of the change. If the Death Benefit at the time of the change is determined based on the applicable percentage of the Total Account Value, we may calculate the new Specified Amount differently from the foregoing description.

We do not allow a change in the Death Benefit Option if (a) the Specified Amount is reduced below the minimum Specified Amount set forth in the Certificate Specifications or (b) your Certificate would be treated as other than life insurance for income tax purposes. Also, we may require evidence of insurability. We effect the change on the Monthly Deduction Day on or next following the date on which we receive your Written Request. In cases where we require evidence of insurability, we must also approve the increase.

Following any change in Death Benefit Option, we will adjust the Basic Monthly Premium so that it will be based on the new Specified Amount. A change in Death Benefit Option may restart the test for determining whether a Certificate is a Modified Endowment Contract for federal income tax purposes. (See Tax Matters.)

RIGHT OF CERTIFICATE EXAMINATION

Your Certificate includes a 10-day free look period. If for any reason you are dissatisfied with your Certificate, you may return it to us or to our representative within 10 days of receipt for a refund. If you return your Certificate, we will deem it void from its beginning. We will refund to you an amount equal to (a) the premiums paid or (b) where permitted by state law, the premiums paid, adjusted for any positive or negative investment performance in the Variable Options you selected (but not deducting any charges made under the Certificate).

SUPPLEMENTAL BENEFITS


The supplemental benefits currently available as riders to a Certificate are listed below. Your sales representative can provide you with additional information about these riders. The riders contain other terms and conditions.


- DISABILITY BENEFIT RIDER--provides for a credit of the benefit amount described in the rider if the covered Insured is totally disabled. As a general matter, you may not increase the Specified Amount of your Certificate while we are providing benefits under this rider.

- ACCELERATED DEATH BENEFIT RIDER--provides for the advance payment to you of a portion of the Specified Amount if the Insured provides requisite evidence that the Insured has less than one year to live. There is no charge for this rider.

- ACCIDENTAL DEATH BENEFIT RIDER--provides for the payment of up to $200,000 to provide a double Death Benefit if the Insured dies as a result of an accident as defined in the rider.

- CHILD INSURANCE RIDER--provides for non-participating term life insurance on the child(ren) of the Insured.

We may make other riders for supplemental benefits available under the Certificate from time to time. We will set forth the charges for such riders in your Certificate Specifications. You may add or cancel supplemental benefit riders at any time, pursuant to our procedures then in effect. Any change you make in supplemental benefits may cause us to revise the amount of the Basic Monthly Premium. If so, we will provide you with supplemental Certificate Specifications that set forth the new amount. A change in supplemental benefit rider coverage may also have tax consequences. (See Tax Matters.)

CERTIFICATE SETTLEMENT

The Company generally pays proceeds in a lump sum upon (a) the death of the Insured; (b) a Full Surrender; or (c) maturity. You may elect one or more of the Settlement Options discussed below. We may agree to other Settlement Options at our discretion.

You may make a Written Request to elect, change or revoke a Settlement Option before payments begin under any Settlement Option. We give effect to your request upon its receipt at our Home Office. If you have not elected a Settlement Option when your proceeds become payable, your payee may make the election. We must consent to the election of any Settlement Option if the Certificate has been assigned. We pay any excess Death Benefit due as elected. The payee is entitled to exercise any rights and privileges that are permitted under a Settlement Option. You may not elect a fixed or variable Settlement Option that results in (a) a first payment of less than $50 or (b) total yearly payments of less than $250. You must elect a lump-sum payment if your selected payment option fails to meet these minimum requirements. We may refuse to permit a Settlement Option if (a) the payee is not a natural person or (b) the Annuitant's age (plus the number of years for which any payments under the annuity option chosen) exceeds 95 years.

The several Settlement Options may differ in their tax consequences.

SETTLEMENT OPTIONS

The Settlement Options listed below are available under the Certificates. Options 1, 2 and 3 are available on either a fixed payment or a variable payment basis. We determine the amount of the first payment under Options 1, 2 and 3 (whether on a fixed or variable basis) based on the option chosen, using the annuity rates specified in the Certificate. This rate is the same regardless of whether an Annuitant is male or female.

For a fixed Settlement Option, the amount of the first and each subsequent payment is the same. We base that amount on an interest rate of at least 3%.

Our then current settlement option rate could provide higher payments on a comparable fixed premium annuity at the time payments commence. If so, we use the higher rate for fixed Settlement Options under a Certificate.

For a variable Settlement Option, we determine the first payment using an assumed interest rate of 3.5% or 5%, as specified by you or the payee. Subsequent payments then vary based on Fund performance, as discussed below under Calculation of Variable Payment Settlement Option Values. If you elect 5%, the initial payment is higher, but subsequent payments increase less with favorable Fund performance (and decrease more with unfavorable Fund performance) than if 3.5% is elected.

Once payments begin you cannot make withdrawals from or changes to Settlement Options 1, 2 and 3, except to the extent noted below for Option 1.

OPTION 1 -- We provide payments for a stated number of years, but no more than
30. You must select a payment period of at least 5 years. If variable payments are selected, you may withdraw all or a portion of the remaining payments at any time.

OPTION 2 -- We provide payments for the lifetime of the Annuitant. If you chose, we also will guarantee payments for a number of years from 5 to 30, or provide a "cash refund" upon the Annuitant's death. The cash refund election is available only if you allocate the entire amount on a fixed basis. The amount of the cash refund is (a) the amount applied to the option at the time of settlement, less
(b) the total amount of payments received under the option prior to the Annuitant's death.


OPTION 3 -- Life Income Based Upon the Lives of Two Annuitants--We provide payments during the joint lifetimes of two Annuitants. We continue payments until both Annuitants have died. When you select this option, you must choose from among the following payment methods: (a) 100%, 66-2/3% or 50% of the payment to continue after the first death; (b) payments for a minimum of 5 to 30 years, with 100% of the payment to continue after the first death; (c) 100% of the payment to continue to the surviving Annuitant if the survivor is the original payee, and 50% of the payment to continue to the survivor if the surviving Annuitant is the second payee; or (d) 100% of the payment to continue after the first death, with a "cash refund" feature comparable to that described for Option 2 above.

OPTION 4 -- We provide payment of interest on the sum left with us at 3%, or such higher rate as we may, in our sole discretion, declare. After commencement of this option, the payee may make a Written Request to receive all or a portion of the amount held under this option as a lump sum or have it applied to one or more of the other available Settlement Options.

Upon the death of the Annuitant(s) (or the payee under Option 4), we will pay
(a) the current value of the Funds held under Option 4 and (b) the present value of any remaining guaranteed payments under the other Options. We continue paying any remaining guaranteed payments to the beneficiary unless the beneficiary elects to receive the present value of any remaining guaranteed payments in a lump sum. If the beneficiary subsequently dies, we will pay the present value of any remaining guaranteed payments in one sum to the beneficiary's estate.

You may elect to receive monthly payments as described above, or elect to receive quarterly, semi-annual or annual payments instead.

CALCULATION OF VARIABLE PAYMENT SETTLEMENT OPTION VALUES

Variable Settlement Options are supported by the available Funds of the Company's Variable Annuity Account B (Account B). Account B is a separate account very similar to the Separate Account, except that Account B supports variable annuity benefits, rather than variable life insurance benefits. We reserve the right to permit a maximum of only four Funds to be used at any one time for a Settlement Option. We will provide an Account B prospectus in connection with selection of a Settlement Option. That prospectus describes the available Funds, the costs and expenses of the Funds and the charges imposed on Account B. Account B may differ from the Separate Account in terms of the (a) Funds available for selection and (b) charges imposed. Accordingly, you should review the Account B prospectus, as well as the prospectuses for Account B's underlying Funds, prior to selecting any variable payment Settlement Option.

We determine the amount of each variable annuity payment after the first payment by a formula described in the Certificates. This formula is generally used by actuaries for making these types of calculations. Speaking generally, the formula works as follows: if the total return of the Fund for any month, less a mortality and expense risk deduction currently equivalent to an annual rate of 1.25%, exceeds the Settlement Option's assumed interest rate (3.5% or 5%, as discussed above), the next variable payment will be larger than the previous one. On the other hand, if the Fund's total return for any month, as adjusted for the mortality and expense risk deduction, is less than the assumed interest rate, the next variable payment will be smaller than the previous one. The amount of any increase or decrease in variable annuity payments does not bear a direct relationship to the Fund's total returns. We expect to make a profit on the mortality and expense risk deduction. You may make transfers among Funds under our administrative procedures in effect at the time. Currently, we limit the number of transfers to four per Calendar Year, but we can change this limit in the future.

THE COMPANY AND MANAGEMENT


Aetna Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts.

The Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for PPI. In addition to serving as the depositor for the registrant, the Company is also the depositor of Variable Life Account B and Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts).



The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the Certificates and also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts B, C and G and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The following are the Directors and Executive Officers of Aetna Life Insurance and Annuity Company.*


NAME AND ADDRESS           POSITION WITH COMPANY     BUSINESS EXPERIENCE DURING PAST 5 YEARS
----------------           ---------------------     ---------------------------------------
Thomas J. McInerney**      Director and           Has held various executive officer positions
                           President (Principal   within the Aetna Financial Services
                           Executive Officer)     organization since 1997, including President
                                                  of Aetna Life Insurance and Annuity Company,
                                                  Aetna Retirement Services, Inc., and Aetna
                                                  Insurance Company of America. Since March of
                                                  2001 has been Director, President and Chief
                                                  Executive Officer of Northern Life Insurance
                                                  Company and has held several directorships
                                                  within the ING Americas organization. From
                                                  August 1997 to November 2000 was Executive
                                                  Vice President and from March 1997 to August
                                                  1997 was Vice President, Strategy of Aetna
                                                  Inc., Aetna Services, Inc. and Aetna Life
                                                  Insurance Company. From December 1996 to
                                                  March 1997 was Vice President, Sales and from
                                                  April 1996 to March 1997 was Vice President,
                                                  National Accounts of Aetna US Healthcare,
                                                  Inc. From July 1995 to April 1996 was Vice
                                                  President, Strategy, Finance and
                                                  Administration of Aetna Inc.
Wayne R. Huneke***         Director               Has held several directorships and various
                                                  executive officer positions within the ING
                                                  GROEP organization including positions as
                                                  Chief Financial Officer of Aetna Insurance
                                                  Company of America, Aetna Life Insurance and
                                                  Annuity Company, Ameribest Life Insurance
                                                  Company, Equitable Life Insurance Company of
                                                  Iowa, First Columbine Life Insurance Company,
                                                  Golden America Life Insurance Company, Life
                                                  Insurance Company of Georgia, Midwestern
                                                  United Life Insurance Company, Security Life
                                                  of Denver Insurance Company, Southland Life
                                                  Insurance Company and USG Annuity & Life
                                                  Company (since 2001) and General Manager and
                                                  Chief Financial Officer of ING Americas
                                                  (since October 2000). Since August 1994 has
                                                  held several executive officer positions
                                                  within ReliaStar Financial Corp., including
                                                  Senior Executive Vice President, Treasurer,
                                                  Chief Financial Officer, Senior Vice
                                                  President, Financial Markets. Since December
                                                  2000 has been a director of Aetna Life
                                                  Insurance and Annuity Company, Aetna
                                                  Insurance Company of America, Aetna
                                                  Retirement Services, Inc. and Aetna
                                                  Retirement Holdings, Inc.

NAME AND ADDRESS           POSITION WITH COMPANY     BUSINESS EXPERIENCE DURING PAST 5 YEARS
----------------           ---------------------     ---------------------------------------
P. Randall Lowery***       Director               Has held several directorships and various
                                                  executive officer positions within the ING
                                                  GROEP organization including positions as
                                                  General Manager and Chief Actuary of ING
                                                  America Insurance Holdings, Inc. (since
                                                  November 2000). Since 1999 has held the
                                                  position of Executive Vice President and
                                                  General Manager, Actuarial/Risk of ING North
                                                  America Insurance Corporation and since 1990
                                                  has also held the position of Senior Vice
                                                  President and Actuary of ING America Life
                                                  Insurance Company. From 1999 to November 2000
                                                  was First Executive Vice President of ING
                                                  America Insurance Holdings, Inc. Since
                                                  December 2000 has been a director of Aetna
                                                  Life Insurance and Annuity Company, Aetna
                                                  Insurance Company of America, Aetna
                                                  Retirement Services, Inc. and Aetna
                                                  Retirement Holdings, Inc.
Robert C. Salipante****    Director               Has held several directorships and various
                                                  executive officer positions within the ING
                                                  GROEP organization including positions as:
                                                  Chief Operating Officer, ReliaStar Life
                                                  Insurance Company and Chief Executive Officer
                                                  of Ameribest Life Insurance Company of Iowa,
                                                  Golden American Life Insurance Company,
                                                  Midwestern United Life Insurance Company,
                                                  Security Life of Denver Insurance Company,
                                                  Security-Connecticut Life Insurance Company,
                                                  Southland Insurance Company, United Life &
                                                  Annuity Insurance Company and USG Annuity &
                                                  Life Company (since 2001); General Manager
                                                  and Chief Executive Officer of ING Americas
                                                  (since 2000); President and Chief Operating
                                                  Officer of ReliaStar Financial Corp. (1999 to
                                                  2000); Senior Vice President, Personal
                                                  Financial Services of ReliaStar Financial
                                                  Corp. (Since 1996); and Senior Vice
                                                  President, Strategic Marketing and Technology
                                                  of ReliaStar Financial Corp. (1994 to 1996).
                                                  Since December 2000 has been a director of
                                                  Aetna Life Insurance and Annuity Company,
                                                  Aetna Insurance Company of America, Aetna
                                                  Retirement Services, Inc. and Aetna
                                                  Retirement Holdings, Inc. Since 2001 has held
                                                  several directorships within the ING Americas
                                                  organization.
Mark A. Tullis***          Director               Has held several directorships and various
                                                  executive officer positions within the ING
                                                  GROEP organization including positions as
                                                  Chief Operating Officer of ReliaStar Life
                                                  Insurance Company and Chief Executive Officer
                                                  of Ameribest Life Insurance Company,
                                                  Equitable Life Insurance Company of Iowa,
                                                  Golden American Life Insurance Company,
                                                  Midwestern United Life Insurance Company,
                                                  Security Life of Denver Insurance Company,
                                                  Security-Connecticut Life Insurance Company,
                                                  Southland Insurance Company, United Life &
                                                  Annuity Insurance Company and USG Annuity &
                                                  Life Company (since 2001); General Manager
                                                  and Chief of Staff of ING North America
                                                  Insurance Corporation (since November 2000);
                                                  Executive Vice President and General Manager,
                                                  Strategy and Operations of ING North America
                                                  Insurance Corporation (1999 to November
                                                  2000); President and Treasurer of Quichot,
                                                  Inc. (Since 2000). From June 1994 to August
                                                  1999 held the position of Executive Vice
                                                  President of Primerica. Since December 2000
                                                  has been a director of Aetna Life Insurance
                                                  and Annuity Company, Aetna Insurance Company
                                                  of America, Aetna Retirement Services, Inc.
                                                  and Aetna Retirement Holdings, Inc.

NAME AND ADDRESS           POSITION WITH COMPANY     BUSINESS EXPERIENCE DURING PAST 5 YEARS
----------------           ---------------------     ---------------------------------------
Paula Cludray-Engelke****  Secretary              Secretary of Aetna Life Insurance and Annuity
                                                  Company, Aetna Insurance Company of America,
                                                  Ameribest Life Insurance Company, Equitable
                                                  Life Insurance Company of Iowa, First
                                                  Columbine Life Insurance Company, Golden
                                                  American Life Insurance Company, Life
                                                  Insurance Company of Georgia, Midwestern
                                                  United Life Insurance Company, Security Life
                                                  of Denver Insurance Company, United Life &
                                                  Annuity Insurance Company and Washington
                                                  Square Securities, Inc. (since 2001);
                                                  Secretary of Northern Life Insurance Company,
                                                  ReliaStar Life Insurance Company, ReliaStar
                                                  Life Insurance Company of New York and
                                                  Security-Connecticut Life Insurance Company
                                                  (since 2000); Assistant Secretary of Aetna
                                                  Insurance Company of America and Aetna Life
                                                  Insurance and Annuity Company from December
                                                  2000 to March 2001.
Deborah Koltenuk**         Vice President and     Since 1996 has held various officer positions
                           Corporate Controller   within the financial division of the Aetna
                                                  Financial Services organization, including
                                                  Vice President, Treasurer, Chief Financial
                                                  Officer, Corporate Controller and Assistant
                                                  Treasurer. From April 1997 to December 2000,
                                                  held the position of Vice President, Business
                                                  Strategy and Finance of Aetna Life Insurance
                                                  Company. From October 1994 to April 1996 held
                                                  the position of Vice President, Investment
                                                  Planning and Financial Reporting of Aetna
                                                  Life Insurance Company, The Aetna Casualty
                                                  and Surety Company and The Standard Fire and
                                                  Insurance Company.
Brian Murphy**             Vice President and     Has held various positions in the Compliance
                           Chief Compliance       area within the Aetna Financial Services
                           Officer                organization including Compliance Consultant
                                                  (June 1996 to May 1997) and Compliance
                                                  Manager (since January 2000). Also held
                                                  positions as Vice President and Chief
                                                  Compliance Officer of Aetna Life Insurance
                                                  and Annuity Company (since May 2000); and
                                                  Chief Compliance Officer of Systematized
                                                  Benefits Administrators, Inc. (since June
                                                  2000). From May 1997 to January 2000 held the
                                                  position of Audit Operations Manager in the
                                                  Corporate Audit Division of Aetna Inc.



  * Directors, officers and employees of the Company are covered by a blanket fidelity bond in an amount in excess of $60 million issued by Lloyds of London.
 ** The address of these Directors and Officers is 151 Farmington Avenue, Hartford, Connecticut 06156. These individuals may also be directors and/or officers of other affiliates of the Company.
*** The address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.
**** The address of this Director is 20 Washington Avenue South, Minneapolis,
     Minnesota 55401. This individual may also be a director and/or an officer of other affiliates of the Company.

ADDITIONAL INFORMATION

REPORTS TO OWNERS

The Company maintains all records relating to the Separate Account and the Certificates. At least once in each Certificate Year, the Company will send you a report containing the Certificate Values (see Total Account Value) as of the most recent Certificate Anniversary. If you allocate any portion of your Total Account Value to the Separate Account, we will send you those additional periodic reports that the SEC requires us to send to you. (See Right to Instruct Voting of Fund Shares.)

RIGHT TO INSTRUCT VOTING OF FUND SHARES

You are entitled to instruct us how to vote Fund shares held in the Variable Options of the Separate Account and attributable to your Certificate at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes you are entitled to direct with respect to a particular Fund is equal to (a) your Total Account Value invested in that Fund divided by (b) $100. Fractional votes will be recognized. The Separate Account will vote all shares of each Fund that it holds of record in the same proportion as those shares for which we have received instructions from Owners participating in that Fund through the Separate Account.

If you are entitled to give us voting instructions, we will send you proxy material and a form for providing such instructions. In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and detail the reasons in our next report to Certificate Owners.

We reserve the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

STATE REGULATION

The Company, in its sole discretion, selects the states where it will offer the Certificates for sale. One or more eligible purchasers must reside in a selected state. The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. The Company is also subject to the insurance laws and regulations of all other jurisdictions where it is authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of those jurisdictions for the purposes of determining solvency and compliance with local insurance laws and regulations.

SEPARATE ACCOUNT TRANSFER

We created Variable Life Account C in 1999 under Connecticut Law. Prior to May 1, 2000, amounts invested in the Variable Options were supported by our Variable Life Account B, which was created in 1986 under Connecticut law. Amounts transferred as a result of this change in separate accounts were fully credited with time spent in Variable Life Account B for all purposes under the Certificates, including the calculation of fees and charges, and the transfer was accomplished at net asset value.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the Separate Account as a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.


The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

THE REGISTRATION STATEMENT

We filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the offering described in this Prospectus. Consistent with SEC rules and regulations, we did not include in this Prospectus all of the information set forth in the Registration Statement. You may obtain information omitted from the Prospectus at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

DISTRIBUTION OF THE CERTIFICATES


In addition to serving as the principal underwriter for the Certificate, as defined by the federal securities laws, AIS distributes the Certificates. All persons offering or selling the Certificates will be (a) registered representatives of AIS and (b) licensed as insurance agents to sell variable life insurance.



The Company and NYSUT Benefit Trust entered into an agreement that calls (a) for NYSUT Benefit Trust to exclusively endorse the Certificate to Members for supplemental group variable universal life insurance and (b) for NYSUT Benefit Trust to perform administrative services. The administrative services NYSUT Benefit Trust performs includes making available NYSUT Benefit Trust payroll slots to facilitate premium remittances to the Company. Under the agreement, the Company paid NYSUT Benefit Trust $65,000 in 2000 and will pay NYSUT Benefit Trust $65,000 in 2001. NYSUT Benefit Trust indicated to the Company that it intends to use these amounts to enhance benefits to participants in programs it sponsors.


Salespersons selling Certificates may earn salaries or commissions. The maximum sales commission paid for Certificate distribution is 25% of the first year premium up to 12 Basic Monthly Premiums. For an increase in Specified Amount, the maximum sales commission is 25% of 12 times the amount of Basic Monthly Premium attributable to the increase. The maximum sales commission on all other premiums is 2% through the 15th Certificate year, or the 15th year following a Specified Amount increase. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, all such compensation will be paid in accordance with NASD rules.

INDEPENDENT AUDITORS


KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 were the independent auditors for Variable Life Account B for the year ended December 31, 1998 and are the independent auditors for Variable Life Account C and the Company for the year ended December 31, 2000. Ernst & Young LLP, 2300 National City Center, 110 West Berry Street, Ft. Wayne, Indiana 46802 were the independent auditors for Variable Life Account B for the years ended December 31, 1999 and 2000. The independent auditors provide services to Variable Life Accounts B and C that include primarily the audit of Variable Life Account B's and Variable Life Account C's financial statements and the review of filings made with the SEC.

TAX MATTERS


The following discussion reflects our understanding of current federal income tax laws. You should keep the following in mind when reading it:



- your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the Certificate;



- tax laws change. It is possible that a change in the future could affect Certificates issued in the past;



- this section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and



- we do not make any guarantee about the tax treatment of the Certificate or any transaction involving the Certificate.


These laws are complex, and tax results may vary among individuals. This discussion is general in nature, and you should not consider it as tax advice. You should seek competent tax advice if you are considering the purchase of a Certificate or exercising elections under a Certificate. Please note that your taxable income is not reduced by premium payments you pay by payroll deduction.

FEDERAL TAX STATUS OF THE COMPANY

The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). The Separate Account is not a separate entity from the Company. Therefore, the Separate Account is not taxed separately as a "regulated investment company," but is taxed as part of the Company. Investment income and realized capital gains attributable to the Separate Account are automatically applied to increase reserves under the Certificate. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Certificates. In addition, any foreign tax credits attributable to the Separate Account will first be used to reduce any income taxes imposed on the Separate Account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the Separate Account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed in income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all of the Certificates) to set aside provisions to pay such taxes.

GENERAL RULES

As long as your Certificate remains in force during the insured person's lifetime, as a non-modified endowment contract, a Certificate loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest you pay on the loan generally is considered "personal interest" and will not be tax deductible.

After the first 15 Certificate years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Certificate. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Certificate that were not taxable.) During the first 15 Certificate years, the proceeds from a partial surrender, under limited circumstances, could be subject to federal income tax, under a complex formula, to the extent that your Total Account Value exceeds your basis in your Certificate. This result may occur even if the total amount of distributions from the Certificate to that date does not exceed total premiums paid to that date.

On the Maturity Date or upon Full Surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Certificate loan) over your basis in the Certificate, will be subject to federal income tax. In addition, if a Certificate terminates after a Grace Period while there is a policy loan outstanding, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules.

LIFE INSURANCE QUALIFICATION

A Certificate is treated as "life insurance" for federal income tax purposes if
(a) it meets the definition of life insurance under Section 7702 of the Code and
(b) the investments of the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Certificates will meet these requirements and that:

- the Death Benefit that the beneficiary receives under your Certificate or riders to your Certificate will not be subject to federal income tax; and

- increases in your Certificate's Total Account Value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Certificate, such as a surrender or a partial surrender.

The federal income tax consequences of a distribution from your Certificate can be affected by whether your Certificate is a Modified Endowment Contract (discussed below). In all cases, however, the character of all income that we describe below as taxable to the payee will be ordinary income (as opposed to capital gain).

Among other things, Section 7702 places limits on the amount of premium payments that you may make under a Certificate. For that reason, we will accept only that portion of any premium payment that will not exceed those limits. We will return to you, or apply as you and we otherwise agree, any portion of the premium payment that exceeds the then-applicable limitations.


We intend to comply with Sections 7702 and 817(h) (concerning diversification standards, discussed below) of the Code. For that reason, we reserve the right to make any changes to the Certificate or group Policy that we believe are necessary to ensure compliance. We will apply any changes uniformly to affected Owners and make changes only after giving you advance written notice. In some cases, we may need to distribute to you amounts from your Certificate to assure that it continues to qualify and be taxed as life insurance. Any amounts we distribute to you may be includible in your taxable income.


MODIFIED ENDOWMENT CONTRACTS

A Certificate will be a Modified Endowment Contract if it fails the "7-pay test." A Certificate fails the 7-pay test if, at any time in the first seven Certificate Years, the amount paid into the Certificate exceeds the amount that would have been paid had the Certificate been designed to become paid up after payment of seven equal annual premiums. A new 7-pay test begins at any time a material change takes effect. A material change, for example, may include a change in Death Benefit Option, the selection of additional rider benefits, an increase in your Certificate's Specified Amount of coverage and certain other changes.

In the event of a reduction in future benefits during the first seven Certificate Years (or within the first seven Certificate Years after a material change), we recalculate the 7-pay test retroactively based on the reduced level of benefits. (For example, a reduction in future benefits could result if you request a decrease in Specified Amount, Partial Surrender or termination of additional benefits under a Rider.) If the premiums previously paid are greater than the recalculated 7-pay test limit, the Certificate will be a Modified Endowment Contract.

A Certificate received in exchange for a Modified Endowment Contract will also be a Modified Endowment Contract.

If the Certificate is a Modified Endowment Contract, the proceeds of any Partial Surrender, Certificate Loans, assignments, pledges or other distributions from the Certificate will be currently includible in the Certificate Owner's income to the extent that the Certificate's Total Account Value immediately before payment exceeds total premiums paid (increased by the amount of distributions previously taxed and reduced by untaxed amounts previously distributed from the Certificate). All Modified Endowment Contracts that you purchase from the Company (and its affiliates) during the same calendar year, will be aggregated for purposes of determining the taxable portion of distributions from the Certificate.

Distributions during any Certificate year in which a Certificate becomes a Modified Endowment Contract and any subsequent Certificate Year will be taxed as described above. In addition, distributions from a Certificate within two years before it becomes a Modified Endowment Contract may also be subject to tax in this manner. Thus, a distribution made from a Certificate that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

If the Certificate is a Modified Endowment Contract, a penalty will apply to the taxable portion of most distributions, unless the Owner has reached the age of 59 1/2. The penalty tax does not, however, apply to any full or partial distributions that are made while the Owner is disabled (within the meaning of the Code) or that are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such Owner or the joint lives (or joint life expectancies) of such Owner and his or her beneficiary (i.e., an Annuity).


If you pay premiums in excess of the Planned Premium, or increase your Planned Premium too much, you may cause the Certificate to be classified as a Modified Endowment Contract for federal income tax purposes. In that case, we will notify you to determine if you wish to avoid Modified Endowment Contract status. If you do not wish the Certificate to be classified as a Modified Endowment Contract, we will refund the excess Planned Premium.



If the excess Planned Premium has not been invested in the Certificate, it will be refunded without interest. If the excess Planned Premium has been invested in the Certificate, we have 60 days from the end of the Certificate Year to return the excess Planned Premium amount with interest.



If you elect not to request a refund of the excess Planned Premium, your Certificate will be classified as a Modified Endowment Contract.


DIVERSIFICATION STANDARDS

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Certificate must be "adequately diversified" in accordance with Treasury regulations. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. Our failure to comply with these regulations would disqualify your Certificate as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Certificate for the period of the disqualification and for subsequent periods. The Separate Account, through the Funds, intends to comply with these requirements.

INVESTOR CONTROL

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account.

It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts.

The Company reserves the right to modify the Certificate as necessary to attempt to prevent a holder from being considered the federal tax owner of a pro rata share of the assets of the Separate Account.

WITHHOLDING


Generally, we are required to withhold income tax from any portion of a distribution we make to you that is includible in your income. However, we will not be required to withhold income tax if you provide us with a written election request before we make the distribution. If you request that we not withhold tax from the distribution or if enough tax is not withheld, you may have to pay these taxes later. You may also have to pay penalties if your withholding and estimated tax payments are insufficient.


OTHER TAX CONSIDERATIONS

Changes you make to your Certificate (for example, a decrease in benefits) may have other effects on your Certificate. Such effects may include limiting the amount of premiums that you can pay under your Certificate, as well as the amount of Total Account Value that you may maintain under your Certificate.

As a general rule, if a "transfer" is made to a person two or more generations younger than the Certificate's Owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

The particular situation of each Certificate Owner, insured person or beneficiary will determine how ownership or receipt of Certificate proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance, transfer, income and other taxes. We do not intend for the foregoing summary to be complete or to cover all situations. You should consult counsel and other advisers for more complete information.

Finally, the U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

MISC. CERTIFICATE PROVISIONS

THE CERTIFICATES

We consider your variable life insurance contract to consist of the following documents: (a) the Certificate you receive; (b) the related group Policy owned by NYSUT Benefit Trust; (c) the application form you completed to purchase your Certificate; (d) any applications for any changes we approve; and (e) any riders. Copies of all applications are attached to and made a part of the Certificate. Only the Company's President, Executive Vice

President or the Corporate Secretary may agree with you to a change in the Certificate or the Policy. Any change in the Certificate or the Policy must be in writing.

PAYMENT AND DEFERRAL OF BENEFITS

We pay all benefits at our Home Office. We may require you to submit your Certificate to our Home Office before we grant Certificate Loans, make changes or pay benefits.

We ordinarily make payments of any Separate Account Value within 7 days after our receipt of your Written Request. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (a) when the New York Stock Exchange is closed (except holidays or weekends); (b) when trading on the Exchange is restricted; (c) when the SEC determines an emergency exists so that it is not reasonably practicable for the Fund to dispose of the securities it holds or to determine the value of the Funds' net assets. In these instances, we also may defer payment from the Separate Account of Full Surrender and Partial Surrender Values, any Death Benefit in excess of the current Specified Amount and any portion of the Loan Value.

We may defer payment of any Fixed Account Value for up to 6 months, except when used to pay amounts due us. We may also delay payment of the Death Benefit if the Certificate is being contested.

SUICIDE AND INCONTESTABILITY

In most states, we pay only a limited benefit if the Insured dies by suicide within 2 years from the Issue Date of a Certificate. Generally, this benefit consists of a refund of premiums paid, subject to any positive or negative adjustment to reflect investment performance in the Separate Account. In most states, if the Insured dies by suicide within 2 years from the Issue Date of any increase in coverage, we pay as to that increase only the amount of prior Monthly Deductions that were attributable to that increase.

In most states, we will not contest any coverage under a Certificate after it has been in force for 2 years from its Issue Date, because of statements made in the initial application form or any subsequent application. However, if the Age of the Insured is misstated, regardless how long the coverage has been in effect, we will adjust the amount of the Death Benefit to reflect the coverage that would have been purchased by the most recent pre-Maturity Date Monthly Deduction at the correct Age.

PROTECTION OF PROCEEDS

To the extent provided by law, the proceeds of the Certificate are not subject to (a) claims by a beneficiary's creditors or (b) any legal process against any beneficiary.

NONPARTICIPATION

The Certificate is not entitled to share in the divisible surplus of the Company. We will pay no dividends to you.

CHANGES IN OWNER AND BENEFICIARY; ASSIGNMENT

Unless otherwise stated in the Certificate, you may change the Owner and/or the beneficiary or beneficiaries, or both, at any time while the Certificate is in force. You must make a request for these types of changes by Written Request. After we agree to the change in writing, the change takes effect as of the date on which your Written Request was signed. On the Insured's death, we pay Death Benefit proceeds to each named beneficiary as specified in your then effective beneficiary designation. We pay all proceeds to the Owner or the Owner's estate if no named beneficiary is living at the date of the Insured's death. If there is no designated beneficiary, as required by state law we may pay from the Death Benefit up to $500 to any person that we believe is entitled to this money because that person incurred funeral expenses incident to the death of the Insured.

You may assign a Certificate. We will not consider an assignment of a Certificate binding on us unless the assignment is made in writing and received by us at our Home Office. We use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our procedures, we would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Owner and the interest of the beneficiary are subject to the rights of any assignee of record.

Assignment or change of Owner can have adverse tax consequences. (See Tax Matters.)

PERFORMANCE REPORTING AND ADVERTISING

From time to time, the Company may advertise different types of historical performance for the Variable Options of the Separate Account available under the Certificates. We may also distribute sales literature that compares (a) to
(b) or to (c), where: (a) is the percentage change in Accumulation Unit Values for any of the Variable Options; (b) is established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average; and
(c) is the percentage change in values of other mutual funds that have investment objectives similar to the Variable Option being compared.

ILLUSTRATIONS OF DEATH BENEFIT AND TOTAL ACCOUNT VALUES

The following pages provide a hypothetical illustration of how the Option 1 Death Benefit and Total Account Values can change over time for a Certificate. This hypothetical illustration is based on a Certificate issued to an Age 45, preferred risk, non-smoker Insured. The second column in each table shows the accumulated values of the premiums paid at an annual interest rate of 5%. The remaining columns show the hypothetical Death Benefits, Total Account Values and Surrender Values assuming that the investment return on the assets held in each Fund is a uniform gross annual rate of either 0%, 6% and 12%. Additional assumptions are listed on each illustration.

We provide two pages of values. The first page illustrates the assumption that the maximum rates for all charges under the Certificate, including the guaranteed maximum Cost of Insurance rates, are charged in all years. The maximum allowable charges under the Certificate include (a) 1.25% for years 1-10, and 0.40% for the 11th year and after, for mortality and expense risk in all Certificate Years and (b) 10% of each premium as the maximum premium load, and (c) $19 a month during the first Certificate Year and $11 a month thereafter for the maximum Certificate Fee.

The second page illustrates the assumption that the current rates for all charges, including the scale of Cost of Insurance rates for a $250,000 Specified Amount, are charged in all years. Current Cost of Insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. The current charges imposed under the Certificates include (a) 0.85% for mortality and expense risk in Certificate Years 1 through 10 only, and as is currently planned, 0% thereafter, (b) 8% of each premium as the current premium load and
(c) $14 a month during the first Certificate Year and $6 a month thereafter as the current Certificate Fee. We expect to review our current Cost of Insurance rates at least annually in light of the actual mortality experience of participants under the NYSUT group Certificate.

The values shown in these illustrations vary according to assumptions used for charges and gross rates of investment return. You may experience actual investment returns and charges that are higher or lower than those illustrated.


The annual charge for Fund expenses reflected in both sets of illustrations is 0.68%. This figure assumes that Total Account Values have been allocated equally among all Funds and represent a fixed, unweighted average of the investment advisory fees charged to each of the Funds as of December 31, 2000 (without waivers or deductions) and other operating expenses (without waivers or deductions) for the year then ended.



After deduction of charges, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.53%, 4.47% and 10.47%, respectively, during the first 10 Certificate Years and 0.68%, 5.32% and 11.32%, respectively, thereafter on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of

-1.93%, 4.07% and 10.07% during the first 10 years and -1.08%, 4.92% and 10.92%
during the 11th year and after, respectively.


The Death Benefit and Total Account Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Certificate Years. The illustrations also assume payment of premiums as indicated, no Certificate Loans, no increases or decreases in Specified Amount, no Death Benefit Option changes, no Partial Surrenders and no supplemental rider benefits.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, we may make such charges in the future. In that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit and Total Account Values shown.

Upon request, we will provide a comparable personalized illustration based upon the Age and underwriting classification of the proposed Insured, including the Specified Amount and premium requested, the proposed frequency of premium payments and any available riders requested. We may charge a fee of $25 for each illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                 UNISEX AGE 45
                         $1,548.48 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $250,000
                   DEATH BENEFIT OPTION 1 (GUARANTEED VALUES)


              PREMIUMS              DEATH BENEFIT
             ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE              SURRENDER VALUE
                 AT                  RETURNS OF              ANNUAL INVESTMENT RETURNS OF   ANNUAL INVESTMENT RETURNS OF
CERTIFICATE  5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
YEAR          PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
----          --------     --------    --------   ---------  --------  --------  ---------  --------  --------  ---------
1                 1,626     250,000     250,000    250,000       365       415        467       365       415        467
2                 3,333     250,000     250,000    250,000       762       889      1,024       762       889      1,024
3                 5,126     250,000     250,000    250,000     1,089     1,318      1,571     1,089     1,318      1,571
4                 7,008     250,000     250,000    250,000     1,345     1,697      2,105     1,345     1,697      2,105
5                 8,984     250,000     250,000    250,000     1,523     2,018      2,617     1,523     2,018      2,617

6                11,059     250,000     250,000    250,000     1,618     2,270      3,097     1,618     2,270      3,097
7                13,238     250,000     250,000    250,000     1,620     2,440      3,532     1,620     2,440      3,532
8                15,526     250,000     250,000    250,000     1,515     2,507      3,900     1,515     2,507      3,900
9                17,928     250,000     250,000    250,000     1,291     2,453      4,181     1,291     2,453      4,181
10               20,450     250,000     250,000    250,000       941     2,264      4,354       941     2,264      4,354

15               35,085           0           0    250,000         0         0      2,932         0         0      2,932
20               53,762           0           0          0         0         0          0         0         0          0
25               77,600           0           0          0         0         0          0         0         0          0
30              108,023           0           0          0         0         0          0         0         0          0

20 Age 65        53,762           0           0          0         0         0          0         0         0          0


Assumes no policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefits, Total Account Values and Surrender Values would be less than those illustrated. Zeros indicate that the Certificate lapses if additional premiums are not paid.

The investment results are illustrative only and should not be considered a representation of past or future investments results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Certificate Owner's allocations and the Fund's rate of return. The Total Account Value and Surrender Value for a Certificate would be different from those shown in the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual years.

                                FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                 UNISEX AGE 45
                         $1,548.48 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $250,000
                    DEATH BENEFIT OPTION 1 (CURRENT VALUES)


              PREMIUMS              DEATH BENEFIT
             ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE              SURRENDER VALUE
                 AT                  RETURNS OF              ANNUAL INVESTMENT RETURNS OF   ANNUAL INVESTMENT RETURNS OF
CERTIFICATE  5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
YEAR          PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
----          --------     --------    --------   ---------  --------  --------  ---------  --------  --------  ---------
1                 1,626     250,000     250,000    250,000       670       732        794       670       732        794
2                 3,333     250,000     250,000    250,000     1,421     1,591      1,768     1,421     1,591      1,768
3                 5,126     250,000     250,000    250,000     2,157     2,484      2,841     2,157     2,484      2,841
4                 7,008     250,000     250,000    250,000     2,877     3,414      4,023     2,877     3,414      4,023
5                 8,984     250,000     250,000    250,000     3,583     4,382      5,326     3,583     4,382      5,326

6                11,059     250,000     250,000    250,000     4,273     5,389      6,763     4,273     5,389      6,763
7                13,238     250,000     250,000    250,000     4,948     6,438      8,347     4,948     6,438      8,347
8                15,526     250,000     250,000    250,000     5,609     7,530     10,096     5,609     7,530     10,096
9                17,928     250,000     250,000    250,000     6,256     8,668     12,026     6,256     8,668     12,026
10               20,450     250,000     250,000    250,000     6,865     9,831     14,134     6,865     9,831     14,134

15               35,085     250,000     250,000    250,000     8,746    15,596     27,997     8,746    15,596     27,997
20               53,762     250,000     250,000    250,000     7,169    19,404     48,124     7,169    19,404     48,124
25               77,600     250,000     250,000    250,000       799    19,320     78,812       799    19,320     78,812
30              108,023           0     250,000    250,000         0    10,929    128,070         0    10,929    128,070

20 Age 65        53,762     250,000     250,000    250,000     7,169    19,404     48,124     7,169    19,404     48,124


Assumes no policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefits, Total Account Values and Surrender Values would be less than those illustrated. Zeros indicate that the Certificate lapses if additional premiums are not paid.

The investment results are illustrative only and should not be considered a representation of past or future investments results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Certificate Owner's allocations and the Fund's rate of return. The Total Account Value and Surrender Value for a Certificate would be different from those shown in the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual years.

                              FINANCIAL STATEMENTS


We created Variable Life Account C in 1999 under Connecticut Law. Prior to
May 1, 2000, there were no assets attributable to Variable Life Account C. Accordingly, we have included financial statements for Variable Life Account C for the period ended December 31, 2000 and financial statements for Variable Life Account B for the periods ended December 31, 1999 and December 31, 1998.

                              FINANCIAL STATEMENTS
                            VARIABLE LIFE ACCOUNT C
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-4

Statements of Changes in Net Assets...............  S-4

Condensed Financial Information...................  S-5

Notes to Financial Statements.....................  S-6

Independent Auditors' Report......................  S-12

VARIABLE LIFE ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                            Net
                                     Shares      Cost    Assets
                                     ------      ----    ------
  Aetna Balanced VP, Inc.            2,450   $ 37,778  $ 32,835
  Aetna Bond VP                        623      7,788     7,850
  Aetna Crossroads VP                    3         41        40
  Aetna Growth and Income VP         2,184     64,212    52,669
  Aetna Index Plus Large Cap VP      6,557    125,381   109,696
  Aetna Legacy VP                      250      3,179     3,214
  Aetna Money Market VP                398      5,222     5,409
  Fidelity Investments Variable
    Insurance Products Fund:
    Equity-Income Portfolio            809     19,296    20,635
  Fidelity Investments Variable
    Insurance Products Fund II:
    Contrafund Portfolio             1,338     33,768    31,756
  Janus Aspen Series:
    Aggressive Growth Portfolio        718     38,271    26,046
    Balanced Portfolio               1,099     28,394    26,728
    Growth Portfolio                 1,219     38,094    32,292
    Worldwide Growth Portfolio       1,177     53,362    43,537
  Oppenheimer Funds:
    Global Securities Fund/VA           19        576       575
    Strategic Bond Fund/VA             293      1,398     1,375
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio                        200     10,239     8,891
    PPI MFS Emerging Equities
      Portfolio                         42      3,121     2,475
    PPI MFS Research Growth
      Portfolio                         75      1,074       987
    PPI Scudder International
      Growth Portfolio                  50      1,014       916
    PPI T. Rowe Price Growth Equity
      Portfolio                         21      1,371     1,290
                                             --------  --------
NET ASSETS                                   $473,579  $409,216
                                             ========  ========

VARIABLE LIFE ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Policyholders' account values: (Notes 1 and 6)

Aetna Balanced VP, Inc.
    Policyholders' account values.................  $32,835
Aetna Bond VP
    Policyholders' account values.................    7,850
Aetna Crossroads VP
    Policyholders' account values.................       40
Aetna Growth and Income VP
    Policyholders' account values.................   52,669
Aetna Index Plus Large Cap VP
    Policyholders' account values.................  109,696
Aetna Legacy VP
    Policyholders' account values.................    3,214
Aetna Money Market VP
    Policyholders' account values.................    5,409
Fidelity Investments Variable Insurance Products
  Fund:
  Equity-Income Portfolio
    Policyholders' account values.................   20,635
Fidelity Investments Variable Insurance Products
  Fund II:
  Contrafund Portfolio
    Policyholders' account values.................   31,756
Janus Aspen Series:
  Aggressive Growth Portfolio
    Policyholders' account values.................   26,046
  Balanced Portfolio
    Policyholders' account values.................   26,728
  Growth Portfolio
    Policyholders' account values.................   32,292
  Worldwide Growth Portfolio
    Policyholders' account values.................   43,537
Oppenheimer Funds:
  Global Securities Fund/VA
    Policyholders' account values.................      575
  Strategic Bond Fund/VA
    Policyholders' account values.................    1,375
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio
    Policyholders' account values.................    8,891
  PPI MFS Emerging Equities Portfolio
    Policyholders' account values.................    2,475
  PPI MFS Research Growth Portfolio
    Policyholders' account values.................      987
  PPI Scudder International Growth Portfolio
    Policyholders' account values.................      916
  PPI T. Rowe Price Growth Equity Portfolio
    Policyholders' account values.................    1,290
                                                    -------
                                                    $409,216
                                                    =======

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C

STATEMENT OF OPERATIONS

                                                      FOR THE PERIOD
                                                           FROM
                                                     MAY 1, 2000* TO
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................       $ 43,387
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................         (3,194)
                                                         --------
Net investment income.............................       $ 40,193
                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................       $ 96,832
  Cost of investments sold........................        (93,296)
                                                         --------
    Net realized gain on investments..............          3,536
                                                         --------
Net unrealized loss on investments: (Note 5)
  Beginning of period.............................              0
  End of period...................................        (64,363)
                                                         --------
    Net change in unrealized loss on
      investments.................................        (64,363)
                                                         --------
Net realized and unrealized loss on investments...        (60,827)
                                                         --------
Net decrease in net assets resulting from
  operations......................................       $(20,634)
                                                         ========

* Commencement of Operations

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE PERIOD
                                                           FROM
                                                     MAY 1, 2000* TO
                                                    DECEMBER 31, 2000
                                                    -----------------
FROM OPERATIONS:
Net investment income.............................       $ 40,193
Net realized gain on investments..................          3,536
Net change in unrealized loss on investments......        (64,363)
                                                         --------
Net decrease in net assets resulting from
  operations......................................        (20,634)
                                                         --------
FROM UNIT TRANSACTIONS:
Variable life premium payments....................        283,687
Transfer from Variable Life Account B.............        230,380
Transfer to the Company's other separate
  accounts........................................        (23,216)
Redemptions by contract holders...................        (60,297)
Other.............................................           (704)
                                                         --------
  Net increase in net assets from unit
    transactions (Note 6).........................        429,850
                                                         --------
Change in net assets..............................        409,216
NET ASSETS:
Beginning of period...............................              0
                                                         --------
End of period.....................................       $409,216
                                                         ========

* Commencement of Operations

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Period From May 1, 2000 to December 31, 2000

----------------------------------------------------------------------------------------------------------------------------
                                                        Value
                                                       Per Unit       Increase (Decrease)                Units
                                                       --------           in Value of                 Outstanding  Reserves
                                                  Beginning  End of      Accumulation                   at End      at End
                                                  of Period  Period          Unit                      of Period   of Period
----------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:   NYSUT Individual Life   $15.582   $15.012             (3.66%)          (1)    2,187.3   $ 32,835
----------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:             NYSUT Individual Life    11.284    12.242              8.49%           (1)      641.2      7,850
----------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:       NYSUT Individual Life    13.505    13.076             (3.18%)          (1)        3.1         40
----------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME
  VP:                      NYSUT Individual Life    15.996    14.002            (12.47%)          (1)    3,761.6     52,669
----------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE
  CAP VP:                  NYSUT Individual Life    19.489    17.548             (9.96%)          (1)    6,251.2    109,696
----------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:           NYSUT Individual Life    13.057    13.135              0.60%           (1)      244.7      3,214
----------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:     NYSUT Individual Life    11.489    11.923              3.78%           (1)      453.7      5,409
----------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
  FUND:
EQUITY-INCOME PORTFOLIO:   NYSUT Individual Life    13.549    14.770              9.01%           (1)    1,397.1     20,635
----------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
  FUND II:
CONTRAFUND PORTFOLIO:      NYSUT Individual Life    18.891    17.516             (7.28%)          (1)    1,812.9     31,756
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH
  PORTFOLIO:               NYSUT Individual Life    34.576    23.430            (32.24%)          (1)    1,111.7     26,046
----------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:        NYSUT Individual Life    19.164    18.518             (3.37%)          (1)    1,443.4     26,728
----------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:          NYSUT Individual Life    22.924    18.610            (18.82%)          (1)    1,735.2     32,292
----------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH
  PORTFOLIO:               NYSUT Individual Life    24.554    19.723            (19.68%)          (1)    2,207.5     43,537
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES
  FUND/VA:                 NYSUT Individual Life    18.601    17.754             (4.55%)          (1)       32.4        575
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:    NYSUT Individual Life    10.230    10.417              1.83%           (1)      132.0      1,375
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL
  OPPORTUNITIES
  PORTFOLIO:               NYSUT Individual Life    18.378    15.754            (14.28%)          (1)      564.3      8,891
----------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES
  PORTFOLIO:               NYSUT Individual Life    21.989    15.209            (30.83%)          (1)      162.7      2,475
----------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH
  PORTFOLIO:               NYSUT Individual Life    16.074    14.437            (10.18%)          (1)       68.4        987
----------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO:        NYSUT Individual Life    18.123    15.651            (13.64%)          (1)       58.5        916
----------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO:        NYSUT Individual Life    14.768    13.890             (5.95%)          (1)       92.9      1,290
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                              $409,216
============================================================================================================================

(1)  Funds were transferred from the Variable Life Account B on May 1, 2000.

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Life Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with the variable life insurance contracts as defined under the Internal Revenue Code of 1986, as amended. The Account commenced operations on May 1, 2000.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 30, 2000:

   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna Growth and Income VP
   Aetna Index Plus Large Cap VP
   Aetna Legacy VP
   Aetna Money Market VP
   Fidelity Investments Variable Insurance Products Fund:
   - Equity-Income Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   - Contrafund Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio
   Oppenheimer Funds:
   - Global Securities Fund/VA
   - Strategic Bond Fund/VA
   Portfolio Partners, Inc. (PPI):
   - PPI MFS Capital Opportunities Portfolio
   - PPI MFS Emerging Equities Portfolio
   - PPI MFS Research Growth Portfolio
   - PPI Scudder International Growth Portfolio
   - PPI T. Rowe Price Growth Equity Portfolio

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $306,747 and $96,832, respectively.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                       Valuation   Proceeds    Cost of
 PERIOD FROM MAY 1, 2000                Period       from     Investments
 TO DECEMBER 31, 2000       Dividends  Deductions   Sales        Sold
 AETNA BALANCED VP, INC.
 Policyholders' account
   values                     $4,209       ($214)    $9,969      ($9,479)
 AETNA BOND VP
 Policyholders' account
   values                        412         (50)     1,412       (1,441)
 AETNA CROSSROADS VP
 Policyholders' account
   values                          0           0         63          (62)
 AETNA GROWTH AND INCOME VP
 Policyholders' account
   values                      5,854        (375)     9,088      (10,210)
 AETNA INDEX PLUS LARGE CAP VP
 Policyholders' account
   values                     13,102        (847)    11,174      (10,396)
 AETNA LEGACY VP
 Policyholders' account
   values                         40         (18)     1,035       (1,028)
 AETNA MONEY MARKET VP
 Policyholders' account
   values                      1,143         (87)    23,839      (24,167)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
   EQUITY-INCOME PORTFOLIO
 Policyholders' account
   values                      1,258        (135)     8,154       (9,390)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
   CONTRAFUND PORTFOLIO
 Policyholders' account
   values                      3,537        (256)     2,681       (2,648)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO
 Policyholders' account
   values                      3,099        (218)     8,549       (7,770)
   BALANCED PORTFOLIO
 Policyholders' account
   values                      2,757        (225)     3,372       (3,137)
   GROWTH PORTFOLIO
 Policyholders' account
   values                      2,674        (304)     5,101       (4,269)
   WORLDWIDE GROWTH PORTFOLIO
 Policyholders' account
   values                      3,737        (354)     9,197       (6,513)
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND/VA
 Policyholders' account
   values                          2          (1)       212         (223)
   STRATEGIC BOND FUND/VA
 Policyholders' account
   values                         71          (9)       323         (332)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Policyholders' account
   values                      1,269         (65)     1,296       (1,050)
   PPI MFS EMERGING EQUITIES PORTFOLIO
 Policyholders' account
   values                         24         (17)       579         (468)
   PPI MFS RESEARCH GROWTH PORTFOLIO
 Policyholders' account
   values                         51          (6)       196         (161)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Policyholders' account
   values                         52          (4)       152         (185)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Policyholders' account
   values                         96          (9)       440         (367)
 TOTAL VARIABLE LIFE
   ACCOUNT C                $ 43,387   ($  3,194)  $ 96,832   ($  93,296)

 (1) Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                                               Net Unrealized           Net               Net
                               Net               Gain (Loss)         Change in      Increase (Decrease)
                             Realized      -----------------------   Unrealized      in Net Assets
PERIOD FROM MAY 1, 2000    Gain (Loss)     Beginning     End        Gain (Loss)      Resulting from
TO DECEMBER 31, 2000       on Investments  of Period  of Period     on Investments     Operations
AETNA BALANCED VP, INC.
Policyholders' account
  values                           $490         $0       ($4,943)        ($4,943)              ($458)
AETNA BOND VP
Policyholders' account
  values                            (29)         0            62              62                 395
AETNA CROSSROADS VP
Policyholders' account
  values                              1          0            (1)             (1)                  0
AETNA GROWTH AND INCOME VP
Policyholders' account
  values                         (1,122)         0       (11,543)        (11,543)             (7,186)
AETNA INDEX PLUS LARGE CAP VP
Policyholders' account
  values                            778          0       (15,685)        (15,685)             (2,652)
AETNA LEGACY VP
Policyholders' account
  values                              7          0            35              35                  64
AETNA MONEY MARKET VP
Policyholders' account
  values                           (328)         0           187             187                 915
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Policyholders' account
  values                         (1,236)         0         1,339           1,339               1,226
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
  CONTRAFUND PORTFOLIO
Policyholders' account
  values                             33          0        (2,012)         (2,012)              1,302
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Policyholders' account
  values                            779          0       (12,225)        (12,225)             (8,565)
  BALANCED PORTFOLIO
Policyholders' account
  values                            235          0        (1,666)         (1,666)              1,101
  GROWTH PORTFOLIO
Policyholders' account
  values                            832          0        (5,802)         (5,802)             (2,600)
  WORLDWIDE GROWTH PORTFOLIO
Policyholders' account
  values                          2,684          0        (9,825)         (9,825)             (3,758)
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA
Policyholders' account
  values                            (11)         0            (1)             (1)                (11)
  STRATEGIC BOND FUND/VA
Policyholders' account
  values                             (9)         0           (23)            (23)                 30
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Policyholders' account
  values                            246          0        (1,348)         (1,348)                102
  PPI MFS EMERGING EQUITIES PORTFOLIO
Policyholders' account
  values                            111          0          (646)           (646)               (528)
  PPI MFS RESEARCH GROWTH PORTFOLIO
Policyholders' account
  values                             35          0           (87)            (87)                 (7)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Policyholders' account
  values                            (33)         0           (98)            (98)                (83)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Policyholders' account
  values                             73          0           (81)            (81)                 79
TOTAL VARIABLE LIFE
  ACCOUNT C                  $    3,536     $    0     ($ 64,363)    ($   64,363)     ($      20,634)

 (1) Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

PERIOD FROM MAY 1, 2000 TO DECEMBER 31, 2000
                                                                                Net                Net
                                                                Net          Change in     Increase (Decrease)       Net Assets
                                                  Net         Realized       Unrealized       in Net Assets          ----------
                                               Investment   Gain (Loss)     Gain (Loss)         from Unit       Beginning     End
                                                 Income    on Investments  on Investments     Transactions      of Period  of Period
AETNA BALANCED VP, INC.
Policyholders' account values                    $3,995          $490          ($4,943)          $33,293           $0       $32,835
AETNA BOND VP
Policyholders' account values                       362           (29)              62             7,455            0         7,850
AETNA CROSSROADS VP
Policyholders' account values                         0             1               (1)               40            0            40
AETNA GROWTH AND INCOME VP
Policyholders' account values                     5,479        (1,122)         (11,543)           59,855            0        52,669
AETNA INDEX PLUS LARGE CAP VP
Policyholders' account values                    12,255           778          (15,685)          112,348            0       109,696
AETNA LEGACY VP
Policyholders' account values                        22             7               35             3,150            0         3,214
AETNA MONEY MARKET VP
Policyholders' account values                     1,056          (328)             187             4,494            0         5,409
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Policyholders' account values                     1,123        (1,236)           1,339            19,409            0        20,635
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
  CONTRAFUND PORTFOLIO
Policyholders' account values                     3,281            33           (2,012)           30,454            0        31,756
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Policyholders' account values                     2,881           779          (12,225)           34,611            0        26,046
  BALANCED PORTFOLIO
Policyholders' account values                     2,532           235           (1,666)           25,627            0        26,728
  GROWTH PORTFOLIO
Policyholders' account values                     2,370           832           (5,802)           34,892            0        32,292
  WORLDWIDE GROWTH PORTFOLIO
Policyholders' account values                     3,383         2,684           (9,825)           47,295            0        43,537
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA
Policyholders' account values                         1           (11)              (1)              586            0           575
  STRATEGIC BOND FUND/VA
Policyholders' account values                        62            (9)             (23)            1,345            0         1,375
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Policyholders' account values                     1,204           246           (1,348)            8,789            0         8,891
  PPI MFS EMERGING EQUITIES PORTFOLIO
Policyholders' account values                         7           111             (646)            3,003            0         2,475
  PPI MFS RESEARCH GROWTH PORTFOLIO
Policyholders' account values                        45            35              (87)              994            0           987

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD FROM MAY 1, 2000 TO DECEMBER 31, 2000
                                                                                Net                Net
                                                                Net          Change in     Increase (Decrease)       Net Assets
                                                  Net         Realized       Unrealized       in Net Assets          ----------
                                               Investment   Gain (Loss)     Gain (Loss)         from Unit       Beginning     End
                                                 Income    on Investments  on Investments     Transactions      of Period  of Period
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Policyholders' account values                       $48          ($33)            ($98)             $999           $0          $916
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Policyholders' account values                        87            73              (81)            1,211            0         1,290
TOTAL VARIABLE LIFE ACCOUNT C                   $40,193        $3,536         ($64,363)         $429,850           $0      $409,216

(1) Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and Policy Holders of Variable Life Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account C (the "Account") as of December 31, 2000, and the related statement of operations, statement of changes in net assets, and the condensed financial information for the period May 1, 2000 to December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account C as of December 31, 2000, and the results of its operations, changes in its net assets, and the condensed financial information for the period from May 1, 2000 to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

[KPMG LLP SIGNATURE]
Hartford, Connecticut
February 16, 2001

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Life Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                    /s/ KPMG LLP
Hartford, Connecticut
February 26, 1999

                              FINANCIAL STATEMENTS



                            VARIABLE LIFE ACCOUNT B



                                     INDEX



                                                                  PAGE
                                                                --------
Statement of Assets and Liabilities.........................    S-2
Statements of Operations and Changes in Net Assets..........    S-5
Notes to Financial Statements...............................    S-6
Independent Auditors' Report................................    S-24

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000
ASSETS:


Investments, at net asset value (Note 1)



                                                                                                   TOTAL
                                                                  SHARES            COST          ASSETS
                                                                  ------            ----          ------
  Aetna Ascent VP                                                222,976    $  3,225,052    $  3,266,590
  Aetna Balanced VP, Inc.                                      1,856,713      28,639,665      24,879,948
  Aetna Bond VP                                                1,528,506      19,649,336      19,274,478
  Aetna Crossroads VP                                            105,976       1,438,294       1,439,151
  Aetna Growth and Income VP                                   5,951,466     190,219,155     143,549,353
  Aetna Growth VP                                                  1,058          16,698          15,856
  Aetna Index Plus Large Cap VP                                1,052,881      20,762,348      17,614,701
  Aetna Legacy VP                                                102,726       1,290,208       1,318,990
  Aetna Money Market VP                                        3,463,197      46,992,877      47,127,898
  Aetna Small Company VP                                          40,209         621,496         669,475
  Aetna Value Opportunity VP                                       9,223         144,481         141,474
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio                                    1,217,169      29,868,265      31,062,152
    Growth Portfolio                                             311,118      15,404,191      13,580,280
    High Income Portfolio                                         58,718         615,735         480,309
    Overseas Portfolio                                           147,571       3,096,665       2,949,948
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio                                       37,070         613,163         593,122
    Contrafund Portfolio                                         983,652      24,377,901      23,351,918
  Janus Aspen Series:
    Aggressive Growth Portfolio                                  983,185      41,979,173      35,689,644
    Balanced Portfolio                                           954,148      23,487,994      23,195,357
    Flexible Income Portfolio                                     38,354         439,997         439,532
    Growth Portfolio                                           1,125,689      35,627,436      29,808,245
    Worldwide Growth Portfolio                                 1,440,742      60,673,841      53,278,669
  MFS Variable Insurance Trust:
    Total Return Series                                            1,590          29,400          31,141
    World Government Series                                          208           2,096           2,082
  Oppenheimer Funds:
    Aggressive Growth Fund                                        10,919         928,835         772,752
    Global Securities Fund                                        65,340       2,041,736       1,981,704
    Growth & Income Fund                                          18,377         436,428         390,693
    Strategic Bond Fund                                          334,162       1,598,803       1,567,214
  Portfolio Partners Inc. (PPI):
    PPI MFS Emerging Equities Portfolio                          438,344      32,610,849      25,581,735
    PPI MFS Research Growth Portfolio                          1,248,228      18,274,883      16,326,818
    PPI MFS Value Equity Portfolio                                78,798       4,134,132       3,499,395
    PPI Scudder International Growth Portfolio                 1,010,371      18,226,229      18,631,234
    PPI T. Rowe Price Growth Equity Portfolio                     50,359       3,061,132       3,043,713
                                                                            ------------    ------------
TOTAL ASSETS                                                                $630,528,494    $545,555,571
                                                                            ============    ============


See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000 (CONTINUED):

NET ASSETS REPRESENTED BY:
POLICYHOLDERS' ACCOUNT VALUES: (NOTES 1 AND 5)
  AETNA ASCENT VP
    Policyholders' account values...........................    $  3,266,590
  AETNA BALANCED VP, INC.
    Policyholders' account values...........................      24,879,948
  AETNA BOND VP
    Policyholders' account values...........................      19,274,478
  AETNA CROSSROADS VP
    Policyholders' account values...........................       1,439,151
  AETNA GROWTH AND INCOME VP
    Policyholders' account values...........................     143,549,353
  AETNA GROWTH VP
    Policyholders' account values...........................          15,856
  AETNA INDEX PLUS LARGE CAP VP
    Policyholders' account values...........................      17,614,701
  AETNA LEGACY VP
    Policyholders' account values...........................       1,318,990
  AETNA MONEY MARKET VP
    Policyholders' account values...........................      47,127,898
  AETNA SMALL COMPANY VP
    Policyholders' account values...........................         669,475
  AETNA VALUE OPPORTUNITY VP
    Policyholders' account values...........................         141,474
  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
    EQUITY-INCOME PORTFOLIO
      Policyholders' account values.........................      31,062,152
    GROWTH PORTFOLIO
      Policyholders' account values.........................      13,580,280
    HIGH INCOME PORTFOLIO
      Policyholders' account values.........................         480,309
    OVERSEAS PORTFOLIO
      Policyholders' account values.........................       2,949,948
  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
    ASSET MANAGER PORTFOLIO
      Policyholders' account values.........................         593,122
    CONTRAFUND PORTFOLIO
      Policyholders' account values.........................      23,351,918
  JANUS ASPEN SERIES:
    AGGRESSIVE GROWTH PORTFOLIO
      Policyholders' account values.........................      35,689,644
    BALANCED PORTFOLIO
      Policyholders' account values.........................      23,195,357
    FLEXIBLE INCOME PORTFOLIO
      Policyholders' account values.........................         439,532
    GROWTH PORTFOLIO
      Policyholders' account values.........................      29,808,245
    WORLDWIDE GROWTH PORTFOLIO
      Policyholders' account values.........................      53,278,669


See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000 (CONTINUED):

MFS VARIABLE INSURANCE TRUST:
    TOTAL RETURN SERIES
      Policyholders' account values.........................    $     31,141
    WORLD GOVERNMENT SERIES
      Policyholders' account values.........................           2,082
  OPPENHEIMER FUNDS:
    AGGRESSIVE GROWTH FUND
      Policyholders' account values.........................         772,752
    GLOBAL SECURITIES FUND
      Policyholders' account values.........................       1,981,704
    GROWTH & INCOME FUND
      Policyholders' account values.........................         390,693
    STRATEGIC BOND FUND
      Policyholders' account values.........................       1,567,214
  PORTFOLIO PARTNERS INC. (PPI):
    PPI MFS EMERGING EQUITIES PORTFOLIO
      Policyholders' account values.........................      25,581,735
    PPI MFS RESEARCH GROWTH PORTFOLIO
      Policyholders' account values.........................      16,326,818
    PPI MFS VALUE EQUITY PORTFOLIO
      Policyholders' account values.........................       3,499,395
    PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
      Policyholders' account values.........................      18,631,234
    PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
      Policyholders' account values.........................       3,043,713
                                                                ------------
                                                                $545,555,571
                                                                ============


See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B



STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS



                                                                      YEAR ENDED DECEMBER 31,
                                                               2000             1999             1998
                                                               ----             ----             ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends...........................................    $   58,789,163    $  48,867,068    $  43,340,466
Expenses: (Notes 2 and 5)
  Valuation period deduction..........................        (6,075,769)      (5,991,275)      (4,390,578)
                                                          --------------    -------------    -------------
Net Investment Income.................................        52,713,394       42,875,793       38,949,888
                                                          --------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4
  and 5)
  Proceeds from sales.................................     1,230,914,303      874,382,151      481,590,756
  Cost of investments sold............................     1,215,994,773      793,957,391      454,360,016
                                                          --------------    -------------    -------------
    Net realized gain.................................        14,919,530       80,424,760       27,230,740
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year...................................        56,758,198       29,609,254       16,987,228
  End of year.........................................       (84,972,923)      56,758,198       29,609,254
                                                          --------------    -------------    -------------
    Net change in unrealized gain (loss)..............      (141,731,121)      27,148,944       12,622,026
                                                          --------------    -------------    -------------
Net realized and unrealized gain (loss) on
  investments.........................................      (126,811,591)     107,573,704       39,852,766
                                                          --------------    -------------    -------------
Net increase (decrease) in net assets resulting from
  operations..........................................       (74,098,197)     150,449,497       78,802,654
                                                          --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
  TRANSACTIONS:
Variable life premium payments........................        79,636,531      135,305,924      171,088,399
Transfers to the Company for monthly deductions.......       (29,995,274)     (32,799,767)     (29,899,398)
Redemptions by policyholders..........................       (63,976,557)    (162,896,593)     (15,359,273)
Transfers on account of policy loans..................        (5,246,469)      (4,913,122)      (4,006,080)
Other.................................................           500,403          779,888         (342,142)
                                                          --------------    -------------    -------------
Net increase (decrease) in net assets resulting from
  unit transactions (Note 5)..........................       (19,081,366)     (64,523,670)     121,481,506
                                                          --------------    -------------    -------------
Net changes in net assets.............................       (93,179,563)      85,925,827      200,284,160
NET ASSETS:
Beginning of period...................................       638,735,134      552,809,307      352,525,147
                                                          --------------    -------------    -------------
End of period.........................................    $  545,555,571    $ 638,735,134    $ 552,809,307
                                                          ==============    =============    =============



See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & ACCOUNT INFORMATION



    Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Account consists of seven products which are listed below.



    - Aetna Vest


    - Aetna Vest II


    - Aetna Vest Plus


    - Aetna Vest Estate Protector


    - Aetna Vest Estate Protector II


    - Corporate Specialty Market


    - Corporate Specialty Market II



    Effective October 1, 1998, Aetna Life Insurance Company and Aetna Life Insurance & Annuity Company contracted the administrative servicing obligations to its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Account are owned by Lincoln Life and LNY. The portion of the Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of Lincoln Life or LNY.



    During 2000, Aetna Life Insurance Company and Aetna Life Insurance & Annuity Company moved the NYSUT Individual Life block of business from the Account at a market value of $253,767. The NYSUT Individual Life block of business is not a part of the business administered by Lincoln Life and LNY and is no longer part of the Account.



    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.



   a. VALUATION OF INVESTMENTS


    Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 2000:



   Aetna Ascent VP                                     Janus Aspen Series:
   Aetna Balanced VP, Inc.                             - Aggressive Growth Portfolio
   Aetna Bond VP                                       - Balanced Portfolio
   Aetna Crossroads VP                                 - Flexible Income Portfolio
   Aetna Growth and Income VP                          - Growth Portfolio
   Aetna Growth VP                                     - Worldwide Growth Portfolio
   Aetna Index Plus Large Cap VP                       MFS Variable Insurance Trust:
   Aetna Legacy VP                                     - Total Return Series
   Aetna Money Market VP                               - World Government Series
   Aetna Small Company VP                              Oppenheimer Funds:
   Aetna Value Opportunity VP                          - Aggressive Growth Fund
   Fidelity Investments                                - Global Securities Fund
   Insurance Products Fund:                            - Growth & Income Fund
   - Equity-Income Portfolio                           - Strategic Bond Fund
   - Growth Portfolio                                  Portfolio Partners Inc. (PPI):
   - High Income Portfolio                             - PPI MFS Emerging Equities Portfolio
   - Overseas Portfolio                                - PPI MFS Research Growth Portfolio
   Fidelity Investments Variable Insurance             - PPI MFS Value Equity Portfolio
   Products Fund II:                                   - PPI Scudder International Growth Portfolio
   - Asset Manager Portfolio                           - PPI T. Rowe Price Growth Equity Portfolio
   - Contrafund Portfolio

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED):

   b. OTHER



    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.



   c. FEDERAL INCOME TAXES



    The operation of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.



2.  MORTALITY & EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES



    The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.



    The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and Federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.



    The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.



    The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.



    Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.



    The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.



3.  DIVIDEND INCOME



    On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets of the Account.



4.  PURCHASES AND SALES OF INVESTMENTS



    The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 2000, 1999 and 1998 aggregated $1,264,546,331 and $1,230,914,303, $852,734,274 and $874,382,151,
    and $642,022,151 and $481,590,756, respectively.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
5.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET
ASSETS

                                               Valuation      Proceeds        Cost of          Net
                                                Period          from        Investments      Realized
 YEAR ENDED DECEMBER 31, 2000     Dividends   Deductions       Sales            Sold       Gain (Loss)
 AETNA ASCENT VP                     $38,638    $(31,515)        $308,641        $301,084        $7,557
 Policyholders' account values
 AETNA BALANCED VP, INC.           3,570,806    (259,568)       7,301,676       6,960,899       340,777
 Policyholders' account values
 AETNA BOND VP                       983,072    (171,073)       5,252,405       5,596,388      (343,983)
 Policyholders' account values
 AETNA CROSSROADS VP                  38,142     (19,442)       1,218,124       1,185,844        32,280
 Policyholders' account values
 AETNA GROWTH AND INCOME VP       17,869,945  (1,573,702)      18,811,348      21,010,033    (2,198,685)
 Policyholders' account values
 AETNA GROWTH VP                         329        (292)          41,686          36,146         5,540
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP     2,277,415    (184,673)      14,577,799      13,668,631       909,168
 Policyholders' account values
 AETNA LEGACY VP                      24,973     (11,331)          97,697          93,785         3,912
 Policyholders' account values
 AETNA MONEY MARKET VP             1,631,888    (390,772)     441,757,611     440,882,757       874,854
 Policyholders' account values
 AETNA SMALL COMPANY VP               49,216      (8,264)         178,524         141,624        36,900
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP           21,138      (1,380)          10,431          10,015           416
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           2,541,019    (272,156)      19,439,956      19,578,131      (138,175)
 Policyholders' account values
 GROWTH PORTFOLIO                  2,239,168    (179,466)       8,321,253       6,379,106     1,942,147
 Policyholders' account values
 HIGH INCOME PORTFOLIO                61,259      (7,746)         619,734         737,807      (118,073)
 Policyholders' account values
 OVERSEAS PORTFOLIO                  444,626     (36,753)       1,013,300         833,771       179,529
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             182,521      (8,879)       1,612,451       1,650,038       (37,587)
 Policyholders' account values
 CONTRAFUND PORTFOLIO              3,736,611    (248,336)      12,549,865      10,761,449     1,788,416
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       6,697,490    (581,012)     191,812,733     201,087,299    (9,274,566)
 Policyholders' account values

                                                                           Net Increase
                                     Net Unrealized                        (Decrease) in
                                       Gain (Loss)              Net         Net Assets                 Net Assets
                                -------------------------    Change in       Resulting         --------------------------
                                 Beginning       End        Unrealized       From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 2000     of Period    of Period     Gain (Loss)    Transactions         of Period     of Period
AETNA ASCENT VP                    $114,462       $41,538       $(72,924)        $188,758
Policyholders' account values                                                                    $3,136,076    $3,266,590
AETNA BALANCED VP, INC.             250,405    (3,759,717)    (4,010,122)      (3,423,656)
Policyholders' account values                                                                    28,661,711    24,879,948
AETNA BOND VP                    (1,358,696)     (374,858)       983,838       (1,475,064)
Policyholders' account values                                                                    19,297,688    19,274,478
AETNA CROSSROADS VP                  60,167           857        (59,310)        (947,809)
Policyholders' account values                                                                     2,395,290     1,439,151
AETNA GROWTH AND INCOME VP      (13,274,660)  (46,669,802)   (33,395,142)      (9,405,679)
Policyholders' account values                                                                   172,252,616   143,549,353
AETNA GROWTH VP                       5,782          (842)        (6,624)         (41,164)
Policyholders' account values                                                                        58,067        15,856
AETNA INDEX PLUS LARGE CAP VP     1,857,549    (3,147,647)    (5,005,196)        (930,084)
Policyholders' account values                                                                    20,548,071    17,614,701
AETNA LEGACY VP                        (269)       28,782         29,051          156,791
Policyholders' account values                                                                     1,115,594     1,318,990
AETNA MONEY MARKET VP               190,948       135,021        (55,927)       6,624,483
Policyholders' account values                                                                    38,443,372    47,127,898
AETNA SMALL COMPANY VP              108,664        47,979        (60,685)          18,260
Policyholders' account values                                                                       634,048       669,475
AETNA VALUE OPPORTUNITY VP            5,078        (3,007)        (8,085)          (5,735)
Policyholders' account values                                                                       135,120       141,474
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO           1,398,142     1,193,887       (204,255)      (2,587,060)
Policyholders' account values                                                                    31,722,779    31,062,152
GROWTH PORTFOLIO                  3,850,177    (1,823,911)    (5,674,088)      (5,107,791)
Policyholders' account values                                                                    20,360,310    13,580,280
HIGH INCOME PORTFOLIO               (13,223)     (135,426)      (122,203)        (411,796)
Policyholders' account values                                                                     1,078,868       480,309
OVERSEAS PORTFOLIO                1,225,453      (146,717)    (1,372,170)        (801,518)
Policyholders' account values                                                                     4,536,234     2,949,948
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO             130,759       (20,041)      (150,800)      (1,125,479)
Policyholders' account values                                                                     1,733,346       593,122
CONTRAFUND PORTFOLIO              6,072,796    (1,025,983)    (7,098,779)      (3,880,980)
Policyholders' account values                                                                    29,054,986    23,351,918
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO      12,041,322    (6,289,529)   (18,330,851)        (282,893)
Policyholders' account values                                                                    57,461,476    35,689,644

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED):

                                               Valuation      Proceeds        Cost of          Net
                                                Period          from        Investments      Realized
 YEAR ENDED DECEMBER 31, 2000     Dividends   Deductions       Sales            Sold       Gain (Loss)
 BALANCED PORTFOLIO               $2,703,458   $(227,375)      $3,320,459      $2,430,791      $889,668
 Policyholders' account values
 FLEXIBLE INCOME PORTFOLIO            29,269      (4,563)         172,032         172,802          (770)
 Policyholders' account values
 GROWTH PORTFOLIO                  3,207,380    (374,413)      22,061,661      17,472,933     4,588,728
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO        5,654,399    (664,457)     126,946,450     115,442,024    11,504,426
 Policyholders' account values
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     149        (111)          42,562          40,916         1,646
 Policyholders' account values
 WORLD GOVERNMENT SERIES (1)              96         (18)              --              --            --
 Policyholders' account values
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND               32,650      (9,415)          61,285          53,307         7,978
 Policyholders' account values
 GLOBAL SECURITIES FUND              136,309     (13,082)       1,323,221       1,301,050        22,171
 Policyholders' account values
 GROWTH & INCOME FUND                 23,432      (3,481)          38,671          39,781        (1,110)
 Policyholders' account values
 STRATEGIC BOND FUND                 112,010     (12,281)         270,997         275,975        (4,978)
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO                          357,259    (324,037)      33,692,167      30,432,934     3,259,233
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO                        1,236,576    (163,429)      19,127,532      16,513,502     2,614,030
 Policyholders' account values
 PPI MFS VALUE EQUITY PORTFOLIO      552,071     (35,643)       1,766,224       1,594,451       171,773
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO                 2,101,751    (232,551)     296,612,296     298,934,817    (2,322,521)
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO                   234,098     (24,553)         553,512         374,683       178,829
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $58,789,163  $(6,075,769) $1,230,914,303  $1,215,994,773   $14,919,530



 (1)  - Reflects seed money. No funds have been received for this option.

                                                                           Net Increase
                                     Net Unrealized                        (Decrease) in
                                       Gain (Loss)              Net         Net Assets                Net Assets
                                -------------------------    Change in       Resulting        --------------------------
                                 Beginning       End        Unrealized       From Unit         Beginning        End
YEAR ENDED DECEMBER 31, 2000     of Period    of Period     Gain (Loss)    Transactions        of Period     of Period
BALANCED PORTFOLIO               $3,868,165     $(292,637)   $(4,160,802)      $1,637,081
Policyholders' account values                                                                  $22,353,327   $23,195,357
FLEXIBLE INCOME PORTFOLIO            (1,205)         (465)           740          346,589
Policyholders' account values                                                                       68,267       439,532
GROWTH PORTFOLIO                  7,864,910    (5,819,191)   (13,684,101)       1,827,670
Policyholders' account values                                                                   34,242,981    29,808,245
WORLDWIDE GROWTH PORTFOLIO       19,350,824    (7,395,172)   (26,745,996)      (2,456,323)
Policyholders' account values                                                                   65,986,620    53,278,669
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                     125         1,741          1,616           16,497
Policyholders' account values                                                                       11,344        31,141
WORLD GOVERNMENT SERIES (1)             (16)          (14)             2               18
Policyholders' account values                                                                        1,984         2,082
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                9,807      (156,083)      (165,890)         169,226
Policyholders' account values                                                                      738,203       772,752
GLOBAL SECURITIES FUND              128,388       (60,032)      (188,420)       1,379,407
Policyholders' account values                                                                      645,319     1,981,704
GROWTH & INCOME FUND                  9,124       (45,735)       (54,859)         114,050
Policyholders' account values                                                                      312,661       390,693
STRATEGIC BOND FUND                  38,400       (31,589)       (69,989)         229,358
Policyholders' account values                                                                    1,313,094     1,567,214
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO                        6,611,843    (7,029,114)   (13,640,957)       1,188,524
Policyholders' account values                                                                   34,741,713    25,581,735
PPI MFS RESEARCH GROWTH
 PORTFOLIO                        2,586,254    (1,948,065)    (4,534,319)       1,272,516
Policyholders' account values                                                                   15,901,444    16,326,818
PPI MFS VALUE EQUITY PORTFOLIO      477,099      (634,737)    (1,111,836)         994,300
Policyholders' account values                                                                    2,928,730     3,499,395
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO                 2,712,777       405,005     (2,307,772)      (3,066,207)
Policyholders' account values                                                                   24,458,534    18,631,234
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO                   436,847       (17,419)      (454,266)         704,344
Policyholders' account values                                                                    2,405,261     3,043,713
TOTAL VARIABLE LIFE ACCOUNT B   $56,758,198  $(84,972,923) $(141,731,121)    $(19,081,366)    $638,735,134  $545,555,571



 (1)  - Reflects seed money. No funds have been received for this option.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1999     Dividends   Deductions      Sales          Sold      Gain (Loss)
 AETNA ASCENT VP                    $207,334    $(27,423)      $797,996      $774,178      $23,818
 Policyholders' account values
 AETNA BALANCED VP, INC.           4,927,154    (362,224)    24,237,521    25,666,801   (1,429,280)
 Policyholders' account values
 AETNA BOND VP                     1,443,656    (280,638)    18,417,017    18,670,143     (253,126)
 Policyholders' account values
 AETNA CROSSROADS VP                 150,412     (21,636)       728,894       729,509         (615)
 Policyholders' account values
 AETNA GROWTH AND INCOME VP       30,198,699  (1,580,938)    32,617,948    29,355,401    3,262,547
 Policyholders' account values
 AETNA GROWTH VP (1)                   3,015     (34,261)     5,715,725     5,103,503      612,222
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP       881,321    (196,915)    14,299,931    11,770,545    2,529,386
 Policyholders' account values
 AETNA LEGACY VP                      62,497      (9,474)       227,116       226,972          144
 Policyholders' account values
 AETNA MONEY MARKET VP             1,696,087    (398,471)   240,430,804   240,018,029      412,775
 Policyholders' account values
 AETNA SMALL COMPANY VP                8,993     (28,237)     4,384,995     3,960,970      424,025
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP            6,310        (991)        96,462        76,961       19,501
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           1,764,504    (369,449)    17,136,392    15,738,454    1,397,938
 Policyholders' account values
 GROWTH PORTFOLIO                  2,197,635    (205,229)    16,307,193    12,435,135    3,872,058
 Policyholders' account values
 HIGH INCOME PORTFOLIO                62,986      (7,432)       326,086       352,715      (26,629)
 Policyholders' account values
 OVERSEAS PORTFOLIO                  125,931     (32,249)     1,315,907     1,200,968      114,939
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             232,267     (29,020)     2,871,385     2,692,023      179,362
 Policyholders' account values
 CONTRAFUND PORTFOLIO              1,565,873    (381,504)    26,236,688    20,796,590    5,440,098
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       1,087,970    (302,514)   130,280,210   109,911,278   20,368,932
 Policyholders' account values

                                                                        Net Increase
                                     Net Unrealized                     (Decrease) in
                                      Gain (Loss)             Net        Net Assets                 Net Assets
                                ------------------------   Change in      Resulting         --------------------------
                                Beginning       End       Unrealized      From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 1999    of Period    of Period    Gain (Loss)   Transactions         of Period     of Period
AETNA ASCENT VP                   $(53,438)     $114,462    $167,900          $(13,121)
Policyholders' account values                                                                 $2,777,568    $3,136,076
AETNA BALANCED VP, INC.            (88,169)      250,405     338,574        (8,902,224)
Policyholders' account values                                                                 34,089,711    28,661,711
AETNA BOND VP                      (21,056)   (1,358,696) (1,337,640)      (10,250,586)
Policyholders' account values                                                                 29,976,022    19,297,688
AETNA CROSSROADS VP                (13,664)       60,167      73,831           137,429
Policyholders' account values                                                                  2,055,869     2,395,290
AETNA GROWTH AND INCOME VP      (6,059,944)  (13,274,660) (7,214,716)       (9,143,942)
Policyholders' account values                                                                156,730,966   172,252,616
AETNA GROWTH VP (1)                     --         5,782       5,782          (528,691)
Policyholders' account values                                                                         --        58,067
AETNA INDEX PLUS LARGE CAP VP    1,027,911     1,857,549     829,638         3,159,014
Policyholders' account values                                                                 13,345,627    20,548,071
AETNA LEGACY VP                     (9,107)         (269)      8,838            45,676
Policyholders' account values                                                                  1,007,913     1,115,594
AETNA MONEY MARKET VP              267,256       190,948     (76,308)          143,868
Policyholders' account values                                                                 36,665,421    38,443,372
AETNA SMALL COMPANY VP             (23,492)      108,664     132,156          (890,290)
Policyholders' account values                                                                    987,401       634,048
AETNA VALUE OPPORTUNITY VP          12,485         5,078      (7,407)           61,807
Policyholders' account values                                                                     55,900       135,120
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO          2,106,941     1,398,142    (708,799)       (7,091,968)
Policyholders' account values                                                                 36,730,553    31,722,779
GROWTH PORTFOLIO                 3,937,336     3,850,177     (87,159)       (4,688,720)
Policyholders' account values                                                                 19,271,725    20,360,310
HIGH INCOME PORTFOLIO              (22,754)      (13,223)      9,531           804,059
Policyholders' account values                                                                    236,353     1,078,868
OVERSEAS PORTFOLIO                 190,775     1,225,453   1,034,678           178,105
Policyholders' account values                                                                  3,114,830     4,536,234
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO            266,952       130,759    (136,193)       (1,643,684)
Policyholders' account values                                                                  3,130,614     1,733,346
CONTRAFUND PORTFOLIO             5,961,343     6,072,796     111,453       (16,110,899)
Policyholders' account values                                                                 38,429,965    29,054,986
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO      3,818,015    12,041,322   8,223,307         4,654,782
Policyholders' account values                                                                 23,428,999    57,461,476

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1999     Dividends   Deductions      Sales          Sold      Gain (Loss)
 BALANCED PORTFOLIO              $   550,807  $ (265,810)  $ 17,853,236  $ 12,910,893  $ 4,942,343
 Policyholders' account values
 FLEXIBLE INCOME PORTFOLIO (2)         5,337        (658)       122,746       124,997       (2,251)
 Policyholders' account values
 GROWTH PORTFOLIO                    202,497    (257,076)    21,130,544    15,320,528    5,810,016
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO           96,897    (512,954)    56,371,577    42,528,486   13,843,091
 Policyholders' account values
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES (3)                  26          (6)         1,588         1,601          (13)
 Policyholders' account values
 WORLD GOVERNMENT SERIES (4)              --          (1)            --            --           --
 Policyholders' account values
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)               --         (45)            22            20            2
 Policyholders' account values
 GLOBAL SECURITIES FUND               12,736      (3,636)       751,030       654,790       96,240
 Policyholders' account values
 GROWTH & INCOME FUND                  1,424      (2,052)       710,579       654,333       56,246
 Policyholders' account values
 STRATEGIC BOND FUND                  40,196     (11,335)     1,349,254     1,342,562        6,692
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO                          329,059    (312,763)    92,317,033    82,923,450    9,393,583
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO                           26,665    (127,616)    11,385,569    10,005,001    1,380,568
 Policyholders' account values
 PPI MFS VALUE EQUITY PORTFOLIO       39,629     (11,919)     1,177,567       900,465      277,102
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO                   885,006    (199,531)   134,290,559   126,685,605    7,604,954
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO                    54,145     (17,268)       492,577       424,485       68,092
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $48,867,068  $(5,991,275) $874,382,151  $793,957,391  $80,424,760



 (1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
 (2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
 (3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
 (4)  - Reflects seed money. No funds have been received for this option.
 (5) -Reflects less than a full year of activity. Funds were first received in this option during December 1999.

                                                                         Net Increase
                                     Net Unrealized                      (Decrease) in
                                       Gain (Loss)             Net        Net Assets                 Net Assets
                                -------------------------   Change in      Resulting         --------------------------
                                 Beginning       End       Unrealized      From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 1999     of Period    of Period    Gain (Loss)   Transactions         of Period     of Period
BALANCED PORTFOLIO              $ 3,434,432  $  3,868,165  $  433,733      $ (4,727,822)
Policyholders' account values                                                                $ 21,420,076  $ 22,353,327
FLEXIBLE INCOME PORTFOLIO (2)             -        (1,205)     (1,205)           67,044
Policyholders' account values                                                                          --        68,267
GROWTH PORTFOLIO                  3,730,121     7,864,910   4,134,789           950,511
Policyholders' account values                                                                  23,402,244    34,242,981
WORLDWIDE GROWTH PORTFOLIO        5,492,542    19,350,824  13,858,282        (4,853,866)
Policyholders' account values                                                                  43,555,170    65,986,620
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES (3)                  --           125         125            11,212
Policyholders' account values                                                                          --        11,344
WORLD GOVERNMENT SERIES (4)              --           (16)        (16)            2,001
Policyholders' account values                                                                          --         1,984
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND (5)               --         9,807       9,807           728,439
Policyholders' account values                                                                          --       738,203
GLOBAL SECURITIES FUND               19,272       128,388     109,116           113,811
Policyholders' account values                                                                     317,052       645,319
GROWTH & INCOME FUND                 11,048         9,124      (1,924)          183,796
Policyholders' account values                                                                      75,171       312,661
STRATEGIC BOND FUND                  16,740        38,400      21,660           544,409
Policyholders' account values                                                                     711,472     1,313,094
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO                        3,702,269     6,611,843   2,909,574        (8,310,862)
Policyholders' account values                                                                  30,733,122    34,741,713
PPI MFS RESEARCH GROWTH
 PORTFOLIO                          974,898     2,586,254   1,611,356         1,275,501
Policyholders' account values                                                                  11,734,970    15,901,444
PPI MFS VALUE EQUITY PORTFOLIO       82,622       477,099     394,477         1,424,018
Policyholders' account values                                                                     805,423     2,928,730
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO                   698,227     2,712,777   2,014,550        (2,509,255)
Policyholders' account values                                                                  16,662,810    24,458,534
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO                   149,693       436,847     287,154           656,778
Policyholders' account values                                                                   1,356,360     2,405,261
TOTAL VARIABLE LIFE ACCOUNT B   $29,609,254  $ 56,758,198  $27,148,944     $(64,523,670)     $552,809,307  $638,735,134



 (1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
 (2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
 (3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
 (4)  - Reflects seed money. No funds have been received for this option.
 (5) -Reflects less than a full year of activity. Funds were first received in this option during December 1999.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED):

                                                                                               Net
                                                    Valuation     Proceeds      Cost of      Realized
                                                     Period         from      Investments      Gain
 YEAR ENDED DECEMBER 31, 1998          Dividends   Deductions      Sales          Sold        (Loss)
 AETNA ASCENT VP (1)                  $   129,523  $  (22,620)  $    393,522  $    353,120  $   40,402
 Policyholders' account values
 AETNA BALANCED VP, INC. (2)            5,079,318    (289,232)     8,936,646     7,346,946   1,589,700
 Policyholders' account values
 AETNA BOND VP (3)                      1,751,860    (257,828)     6,762,101     6,468,168     293,933
 Policyholders' account values
 AETNA CROSSROADS VP (4)                   77,190     (14,622)       473,877       453,989      19,888
 Policyholders' account values
 AETNA GROWTH AND INCOME VP (5)        27,303,998  (1,392,329)    39,271,149    34,639,034   4,632,115
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP (6)        591,905     (73,086)     3,515,589     3,029,008     486,581
 Policyholders' account values
 AETNA LEGACY VP (7)                       44,001      (8,540)       377,983       360,207      17,776
 Policyholders' account values
 AETNA MONEY MARKET VP (8)                940,509    (288,392)   130,650,119   130,229,304     420,815
 Policyholders' account values
 AETNA SMALL COMPANY VP (9)                 8,723      (5,056)       362,699       395,417     (32,718)
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP (10)              298        (130)        44,207        44,499        (292)
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO                1,381,671    (281,139)     8,873,609     7,588,754   1,284,855
 Policyholders' account values
 GROWTH PORTFOLIO                       1,011,596    (128,591)     2,784,250     2,517,613     266,637
 Policyholders' account values
 HIGH INCOME PORTFOLIO                         --      (1,531)        31,686        34,229      (2,543)
 Policyholders' account values
 OVERSEAS PORTFOLIO                       141,761     (22,734)       562,478       539,506      22,972
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO                  329,918     (29,778)     2,518,344     2,406,138     112,206
 Policyholders' account values
 CONTRAFUND PORTFOLIO                   1,313,979    (283,258)    12,306,538    10,124,110   2,182,428
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO                   --    (142,378)    19,717,643    17,285,188   2,432,455
 Policyholders' account values

                                         Net Unrealized                       Net Increase
                                           Gain (Loss)            Net        (Decrease) in                 Net Assets
                                     -----------------------   Change in    Net Assets Resulting   --------------------------
                                     Beginning       End       Unrealized      From Unit            Beginning        End
YEAR ENDED DECEMBER 31, 1998         of Period    of Period   Gain (Loss)     Transactions          of Period     of Period
AETNA ASCENT VP (1)                  $   27,927  $   (53,438) $    (81,365)      $   909,075
Policyholders' account values                                                                      $  1,802,553  $  2,777,568
AETNA BALANCED VP, INC. (2)           1,971,257      (88,169)   (2,059,426)        5,433,280
Policyholders' account values                                                                        24,336,071    34,089,711
AETNA BOND VP (3)                       (12,114)     (21,056)       (8,942)        7,092,195
Policyholders' account values                                                                        21,104,804    29,976,022
AETNA CROSSROADS VP (4)                   5,069      (13,664)      (18,733)        1,281,854
Policyholders' account values                                                                           710,292     2,055,869
AETNA GROWTH AND INCOME VP (5)        6,207,999   (6,059,944)  (12,267,943)        6,076,102
Policyholders' account values                                                                       132,379,023   156,730,966
AETNA INDEX PLUS LARGE CAP VP (6)       (23,927)   1,027,911     1,051,838         9,326,844
Policyholders' account values                                                                         1,961,545    13,345,627
AETNA LEGACY VP (7)                         618       (9,107)       (9,725)          314,262
Policyholders' account values                                                                           650,139     1,007,913
AETNA MONEY MARKET VP (8)                70,857      267,256       196,399        15,075,889
Policyholders' account values                                                                        20,320,201    36,665,421
AETNA SMALL COMPANY VP (9)                   --      (23,492)      (23,492)        1,039,944
Policyholders' account values                                                                                --       987,401
AETNA VALUE OPPORTUNITY VP (10)              --       12,485        12,485            43,539
Policyholders' account values                                                                                --        55,900
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:

EQUITY-INCOME PORTFOLIO               1,523,698    2,106,941       583,243        13,578,473
Policyholders' account values                                                                        20,183,450    36,730,553
GROWTH PORTFOLIO                        380,110    3,937,336     3,557,226         7,444,713
Policyholders' account values                                                                         7,120,144    19,271,725
HIGH INCOME PORTFOLIO                        --      (22,754)      (22,754)          263,181
Policyholders' account values                                                                                --       236,353
OVERSEAS PORTFOLIO                       (8,270)     190,775       199,045           984,072
Policyholders' account values                                                                         1,789,714     3,114,830
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                 281,699      266,952       (14,747)          198,288
Policyholders' account values                                                                         2,534,727     3,130,614
CONTRAFUND PORTFOLIO                  1,505,359    5,961,343     4,455,984        10,540,804
Policyholders' account values                                                                        20,220,028    38,429,965
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO             844,868    3,818,015     2,973,147         5,763,410
Policyholders' account values                                                                        12,402,365    23,428,999

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1998     Dividends   Deductions      Sales          Sold      Gain (Loss)
 BALANCED PORTFOLIO:                $709,668   $(145,407)    $5,250,108    $3,955,227   $1,294,881
 Policyholders' account values
 GROWTH PORTFOLIO:                 1,062,152    (162,916)     8,751,672     6,729,863    2,021,809
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO:       1,360,015    (344,460)    13,676,121    10,222,511    3,453,610
 Policyholders' account values
 GLOBAL SECURITIES FUND                   --      (1,051)        10,993        12,018       (1,025)
 Policyholders' account values
 GROWTH & INCOME FUND                     --        (183)        65,110        66,180       (1,070)
 Policyholders' account values
 STRATEGIC BOND FUND                     104      (2,331)       315,681       319,744       (4,063)
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO:                          68,284    (239,521)   100,307,103    97,276,639    3,030,464
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO:                           2,113     (88,033)    22,358,392    21,336,998    1,021,394
 Policyholders' account values
 PPI MFS VALUE EQUITY
  PORTFOLIO:                             628      (2,334)       188,157       215,959      (27,802)
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO:                   27,896    (158,883)    92,935,246    90,246,159    2,689,087
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO:                    3,356      (4,215)       149,733       163,488      (13,755)
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $43,340,466  $(4,390,578) $481,590,756  $454,360,016  $27,230,740



 (1) - Effective May 1, 1998, Aetna Ascent Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.
 (3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Funds' name changed to Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (7) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
 (8) - Effective May 1, 1998, Aetna Variable Encore Funds' name changed to Aetna Money Market VP.
 (9) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
 (10) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                                     Net Unrealized                      Net Increase
                                      Gain (Loss)             Net        (Decrease) in                Net Assets
                                ------------------------   Change in    Net Assets Resulting  --------------------------
                                 Beginning       End       Unrealized      From Unit           Beginning        End
YEAR ENDED DECEMBER 31, 1998     of Period    of Period   Gain (Loss)    Transactions          of Period     of Period
BALANCED PORTFOLIO:                $885,469   $3,434,432    $2,548,963       $8,806,330
Policyholders' account values                                                                   $8,205,641   $21,420,076
GROWTH PORTFOLIO:                 1,360,430    3,730,121     2,369,691        6,131,508
Policyholders' account values                                                                   11,980,000    23,402,244
WORLDWIDE GROWTH PORTFOLIO:       1,817,349    5,492,542     3,675,193       11,107,525
Policyholders' account values                                                                   24,303,287    43,555,170
GLOBAL SECURITIES FUND                   --       19,272        19,272          299,856
Policyholders' account values                                                                           --       317,052
GROWTH & INCOME FUND                     --       11,048        11,048           65,376
Policyholders' account values                                                                           --        75,171
STRATEGIC BOND FUND                      --       16,740        16,740          701,022
Policyholders' account values                                                                           --       711,472
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO:                          42,515    3,702,269     3,659,754        5,152,269
Policyholders' account values                                                                   19,061,872    30,733,122
PPI MFS RESEARCH GROWTH
 PORTFOLIO:                         (86,245)     974,898     1,061,143        2,590,172
Policyholders' account values                                                                    7,148,181    11,734,970
PPI MFS VALUE EQUITY
 PORTFOLIO:                              --       82,622        82,622          752,309
Policyholders' account values                                                                           --       805,423
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO:                  192,560      698,227       505,667         (712,067)
Policyholders' account values                                                                   14,311,110    16,662,810
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO:                       --      149,693       149,693        1,221,281
Policyholders' account values                                                                           --     1,356,360
TOTAL VARIABLE LIFE ACCOUNT B   $16,987,228  $29,609,254   $12,622,026     $121,481,506       $352,525,147  $552,809,307



 (1) - Effective May 1, 1998, Aetna Ascent Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.
 (3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Funds' name changed to Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (7) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
 (8) - Effective May 1, 1998, Aetna Variable Encore Funds' name changed to Aetna Money Market VP.
 (9) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
 (10) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
6.  CONDENSED FINANCIAL INFORMATION

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Aetna Vest                     $16.480         $16.232               (1.51%)                8,007.8                 $   129,983
Aetna Vest II                   16.415          16.143               (1.65%)                4,065.6                      65,630
Aetna Vest Plus                 16.415          16.143               (1.65%)              160,263.0                   2,587,109
Aetna Vest Estate
Protector                       16.507          16.258               (1.51%)               21,924.1                     356,453
Aetna Vest Estate
Protector II                    11.404          11.254               (1.31%)               11,321.3                     127,415
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Aetna Vest                      27.745          27.328               (1.50%)               88,947.7                   2,430,751
Aetna Vest II                   28.016          27.582               (1.55%)              194,710.7                   5,370,438
Aetna Vest Plus                 23.496          23.131               (1.55%)              496,431.5                  11,483,008
Aetna Vest Estate
Protector                       17.703          17.454               (1.40%)               27,551.5                     480,887
Aetna Vest Estate
Protector II                    12.678          12.525               (1.21%)               71,237.6                     892,283
Corporate Specialty Market      20.455          20.137               (1.55%)              209,639.0                   4,221,565
Corporate Specialty Market
II                              12.667          12.509               (1.25%)                   81.2      (1)              1,016
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Aetna Vest                      24.650          26.757                8.55%               218,035.1                   5,834,057
Aetna Vest II                   16.573          17.990                8.55%                48,689.8                     875,927
Aetna Vest Plus                 13.271          14.406                8.55%               329,154.6                   4,741,726
Aetna Vest Estate
Protector                       11.845          12.877                8.71%                48,148.9                     620,006
Aetna Vest Estate
Protector II                    10.470          11.405                8.93%                60,398.0                     688,811
Corporate Specialty Market      12.810          13.904                8.55%               442,762.7                   6,156,386
Corporate Specialty Market
II                              10.457          11.385                8.87%                31,405.6                     357,565
---------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Aetna Vest                      15.343          15.276               (0.44%)                3,776.6                      57,691
Aetna Vest II                   15.282          15.192               (0.59%)                4,147.5                      63,009
Aetna Vest Plus                 15.282          15.192               (0.59%)               77,878.6                   1,183,151
Aetna Vest Estate
Protector                       15.368          15.301               (0.44%)                  534.6                       8,180
Aetna Vest Estate
Protector II                    11.217          11.191               (0.24%)               11,359.6                     127,120
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Aetna Vest                      59.274          52.273              (11.81%)            1,055,369.9                  55,167,608
Aetna Vest II                   33.055          29.137              (11.85%)              674,278.8                  19,646,210
Aetna Vest Plus                 27.772          24.480              (11.85%)            1,977,826.9                  48,416,691
Aetna Vest Estate
Protector                       19.874          17.544              (11.72%)              128,586.4                   2,255,935
Aetna Vest Estate
Protector II                    12.793          11.316              (11.55%)              171,911.0                   1,945,327
Corporate Specialty Market      25.089          22.115              (11.85%)              726,338.3                  16,062,631
Corporate Specialty Market
II                              12.781          11.300              (11.59%)                4,863.1                      54,951
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Corporate Specialty Market      17.615          15.351              (12.85%)                  969.9                      14,908
Corporate Specialty Market
II                              17.226          15.061              (12.56%)                   62.9      (1)                948
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Aetna Vest                      20.975          18.812              (10.31%)               91,748.2                   1,726,002
Aetna Vest II                   20.975          18.812              (10.31%)               28,916.6                     543,990
Aetna Vest Plus                 20.975          18.812              (10.31%)              416,532.8                   7,835,980
Aetna Vest Estate
Protector                       21.071          18.927              (10.17%)               83,035.8                   1,571,639
Aetna Vest Estate
Protector II                    15.310          13.780               (9.99%)              210,538.9                   2,901,157
Corporate Specialty Market      20.975          18.812              (10.31%)              130,909.1                   2,462,716
Corporate Specialty Market
II                              15.295          13.760              (10.04%)               41,658.6                     573,217
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Aetna Vest                      14.206          14.763                3.91%                   283.7                       4,189
Aetna Vest II                   14.150          14.682                3.76%                   965.1                      14,169
Aetna Vest Plus                 14.150          14.682                3.76%                68,764.2                   1,009,636
Aetna Vest Estate
Protector                       14.230          14.788                3.92%                 3,623.2                      53,578
Aetna Vest Estate
Protector II                    11.044          11.500                4.13%                20,645.4                     237,418
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Aetna Vest                      18.803          19.803                5.32%               124,286.1                   2,461,216
Aetna Vest II                   13.744          14.475                5.32%                34,297.3                     496,456

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
6.  CONDENSED FINANCIAL INFORMATION (CONTINUED):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Aetna Vest Plus                $12.917         $13.604                5.32%             1,533,946.1                 $20,867,596
Aetna Vest Estate
Protector                       11.774          12.419                5.48%               116,641.1                   1,448,551
Aetna Vest Estate
Protector II                    10.871          11.489                5.69%               136,681.8                   1,570,379
Corporate Specialty Market      12.357          13.015                5.32%             1,547,870.4                  20,145,338
Corporate Specialty Market
II                              10.861          11.473                5.64%                12,060.0                     138,362
---------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Corporate Specialty Market      13.065          13.805                5.66%                48,412.2                     668,319
Corporate Specialty Market
II                              12.420          13.167                6.02%                    87.8      (1)              1,156
---------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Corporate Specialty Market      14.521          15.841                9.09%                 8,861.0                     140,385
Corporate Specialty Market
II                              13.658          14.946                9.43%                    72.8      (1)              1,089
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Aetna Vest                      16.041          17.218                7.34%                17,255.0                     297,104
Aetna Vest II                   16.041          17.218                7.34%                 8,613.8                     148,316
Aetna Vest Plus                 16.041          17.218                7.34%               773,958.6                  13,326,377
Aetna Vest Estate
Protector                       16.132          17.342                7.50%               152,483.1                   2,644,320
Aetna Vest Estate
Protector II                    11.338          12.213                7.72%               132,028.7                   1,612,453
Corporate Specialty Market      18.462          19.818                7.34%               632,867.7                  12,542,030
Corporate Specialty Market
II                              11.327          12.195                7.66%                40,306.7                     491,552
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Corporate Specialty Market      25.856          22.788              (11.87%)              595,892.3                  13,579,340
Corporate Specialty Market
II                              17.930          15.852              (11.59%)                   59.3      (1)                940
---------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Corporate Specialty Market      10.271           7.883              (23.25%)               60,830.3                     479,530
Corporate Specialty Market
II                               9.902           7.623              (23.02%)                  102.2      (1)                779
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Corporate Specialty Market      19.568          15.671              (19.91%)              188,180.6                   2,949,077
Corporate Specialty Market
II                              15.111          12.134              (19.70%)                   71.8      (1)                871
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
ASSET MANAGER PORTFOLIO:
Corporate Specialty Market      17.991          17.112               (4.89%)               34,602.9                     592,144
Corporate Specialty Market
II                              12.223          11.657               (4.63%)                   83.9      (1)                978
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Aetna Vest                      22.425          20.731               (7.55%)               64,066.4                   1,328,162
Aetna Vest II                   22.425          20.731               (7.55%)               21,238.3                     440,291
Aetna Vest Plus                 22.425          20.731               (7.55%)              609,010.5                  12,625,385
Aetna Vest Estate
Protector                       22.551          20.879               (7.41%)               71,137.2                   1,485,293
Aetna Vest Estate
Protector II                    15.329          14.221               (7.23%)              146,788.5                   2,087,438
Corporate Specialty Market      24.119          22.298               (7.55%)              226,207.3                   5,043,947
Corporate Specialty Market
II                              15.314          14.200               (7.27%)               24,041.9                     341,402
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Aetna Vest                      53.447          36.088              (32.48%)               97,608.2                   3,522,529
Aetna Vest II                   53.447          36.088              (32.48%)               41,057.7                   1,481,700
Aetna Vest Plus                 53.447          36.088              (32.48%)              555,671.2                  20,053,229
Aetna Vest Estate
Protector                       32.562          22.019              (32.38%)               83,376.2                   1,835,886
Aetna Vest Estate
Protector II                    28.789          19.507              (32.24%)              107,660.7                   2,100,142
Corporate Specialty Market      40.102          27.079              (32.47%)              237,195.3                   6,423,007
Corporate Specialty Market
II                              28.762          19.480              (32.27%)               14,022.0                     273,151
---------------------------------------------------------------------------------------------------------------------------------

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
6.  CONDENSED FINANCIAL INFORMATION (CONTINUED):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Aetna Vest                     $28.168         $27.254               (3.25%)               23,231.1                 $   633,142
Aetna Vest II                   28.388          27.467               (3.25%)               14,967.0                     411,095
Aetna Vest Plus                 28.156          27.242               (3.25%)              485,597.9                  13,228,550
Aetna Vest Estate
Protector                       22.491          21.794               (3.10%)               43,720.1                     952,819
Aetna Vest Estate
Protector II                    15.896          15.434               (2.91%)              150,012.7                   2,315,283
Corporate Specialty Market      24.691          23.890               (3.25%)              217,411.3                   5,193,936
Corporate Specialty Market
II                              15.881          15.412               (2.96%)               29,881.9                     460,532
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Corporate Specialty Market      11.019          11.591                5.19%                37,827.3                     438,475
Corporate Specialty Market
II                              10.678          11.266                5.50%                    93.8      (1)              1,057
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Aetna Vest                      34.664          29.324              (15.40%)               52,510.4                   1,539,831
Aetna Vest II                   34.632          29.298              (15.40%)               68,635.2                   2,010,849
Aetna Vest Plus                 34.583          29.256              (15.40%)              662,527.5                  19,383,081
Aetna Vest Estate
Protector                       25.376          21.500              (15.28%)               95,708.4                   2,057,704
Aetna Vest Estate
Protector II                    17.973          15.258              (15.11%)              160,156.9                   2,443,669
Corporate Specialty Market      28.461          24.077              (15.40%)               92,242.3                   2,220,934
Corporate Specialty Market
II                              17.956          15.236              (15.15%)                9,987.8                     152,177
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Aetna Vest                      41.127          34.337              (16.51%)              118,957.2                   4,084,661
Aetna Vest II                   41.138          34.346              (16.51%)               56,280.9                   1,933,022
Aetna Vest Plus                 41.087          34.303              (16.51%)              861,664.7                  29,558,027
Aetna Vest Estate
Protector                       29.817          24.932              (16.38%)               96,383.4                   2,403,024
Aetna Vest Estate
Protector II                    19.634          16.450              (16.22%)              215,546.5                   3,545,817
Corporate Specialty Market      33.827          28.243              (16.51%)              404,568.1                  11,426,356
Corporate Specialty Market
II                              19.616          16.427              (16.26%)               19,952.8                     327,762
---------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES:
Corporate Specialty Market      11.518          13.230               14.86%                 2,265.9                      29,987
Corporate Specialty Market
II                              11.167          12.867               15.22%                    89.7      (1)              1,154
---------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES:
Corporate Specialty Market      10.192          10.582                3.83%                    97.3      (1)              1,049
Corporate Specialty Market
II                              10.272          10.700                4.17%                    96.5      (1)              1,033
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND:
Corporate Specialty Market      19.578          17.206              (12.11%)               44,853.3                     771,752
Corporate Specialty Market
II                              19.458          17.151              (11.86%)                   58.3      (1)              1,000
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND:
Aetna Vest                      16.991          17.678                4.04%                 7,890.3                     139,480
Aetna Vest II                   16.990          17.677                4.04%                 7,874.6                     139,203
Aetna Vest Plus                 16.991          17.677                4.04%                71,629.0                   1,266,229
Aetna Vest Estate
Protector                       17.038          17.753                4.20%                 9,566.1                     169,826
Aetna Vest Estate
Protector II                    17.450          18.219                4.41%                 9,697.5                     176,676
Corporate Specialty Market      17.971          18.697                4.04%                 4,768.1                      89,151
Corporate Specialty Market
II                              17.532          18.303                4.40%                    62.2      (1)              1,139
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GROWTH & INCOME FUND:
Corporate Specialty Market      12.711          11.480               (9.69%)               17,176.5                     197,206
Corporate Specialty Market
II                              12.033          10.900               (9.42%)               17,750.8                     193,487
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND:
Aetna Vest                      10.208          10.372                1.61%                 5,007.9                      51,943
Aetna Vest II                   10.207          10.372                1.62%                   109.4                       1,134
Aetna Vest Plus                 10.208          10.372                1.61%                65,258.0                     676,896
Aetna Vest Estate
Protector                       10.236          10.417                1.76%                21,147.4                     220,285
Aetna Vest Estate
Protector II                    10.253          10.454                1.97%                37,982.5                     397,088
Corporate Specialty Market      10.480          10.649                1.61%                 2,786.2                      29,669

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- DECEMBER 31, 2000 (CONTINUED):
6.  CONDENSED FINANCIAL INFORMATION (CONTINUED):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND: (continued):
Corporate Specialty Market
II                             $10.262         $10.459                1.92%                18,186.0                 $   190,199
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES PORTFOLIO:
Aetna Vest                      33.285          23.469              (29.49%)               52,826.3                   1,239,762
Aetna Vest II                   33.288          23.471              (29.49%)               22,566.0                     529,643
Aetna Vest Plus                 33.270          23.458              (29.49%)              599,222.6                  14,056,613
Aetna Vest Estate
Protector                       20.793          14.683              (29.39%)               74,611.0                   1,095,486
Aetna Vest Estate
Protector II                    17.352          12.278              (29.24%)               43,758.9                     537,258
Corporate Specialty Market      27.375          19.302              (29.49%)              420,797.8                   8,122,158
Corporate Specialty Market
II                              17.339          12.264              (29.27%)                   66.4      (1)                815
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Aetna Vest                      18.009          17.030               (5.43%)               50,079.4                     852,849
Aetna Vest II                   18.089          17.106               (5.43%)               24,241.9                     414,687
Aetna Vest Plus                 17.843          16.873               (5.43%)              481,634.2                   8,126,543
Aetna Vest Estate
Protector                       13.727          13.001               (5.29%)               27,486.4                     357,338
Aetna Vest Estate
Protector II                    14.194          13.470               (5.10%)               60,638.0                     816,775
Corporate Specialty Market      16.318          15.432               (5.43%)              373,104.8                   5,757,621
Corporate Specialty Market
II                              14.182          13.454               (5.14%)                   74.7      (1)              1,005
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS VALUE EQUITY PORTFOLIO:
Aetna Vest                      16.805          15.686               (6.66%)               14,626.7                     229,437
Aetna Vest II                   16.805          15.686               (6.66%)                2,176.6                      34,142
Aetna Vest Plus                 16.805          15.686               (6.66%)              131,245.0                   2,058,726
Aetna Vest Estate
Protector                       16.851          15.753               (6.52%)               16,511.6                     260,108
Aetna Vest Estate
Protector II                    17.294          16.200               (6.33%)               54,680.3                     885,798
Corporate Specialty Market      18.361          17.139               (6.65%)                1,759.6                      30,159
Corporate Specialty Market
II                              17.491          16.379               (6.36%)                   62.6      (1)              1,025
---------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Aetna Vest                      29.019          23.100              (20.40%)               93,347.6                   2,156,373
Aetna Vest II                   28.840          22.958              (20.40%)               28,058.4                     644,167
Aetna Vest Plus                 28.679          22.830              (20.39%)              468,418.7                  10,694,167
Aetna Vest Estate
Protector                       21.844          17.415              (20.28%)               36,746.8                     639,943
Aetna Vest Estate
Protector II                    17.624          14.079              (20.12%)               19,264.5                     271,224
Corporate Specialty Market      24.031          19.130              (20.40%)              202,666.9                   3,877,029
Corporate Specialty Market
II                              17.608          14.059              (20.15%)               24,776.0                     348,331
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Aetna Vest                      13.975          13.830               (1.03%)                6,776.2                      93,717
Aetna Vest II                   13.974          13.829               (1.03%)                4,911.9                      67,928
Aetna Vest Plus                 13.975          13.830               (1.03%)              141,432.8                   1,956,077
Aetna Vest Estate
Protector                       14.013          13.889               (0.88%)                7,786.5                     108,151
Aetna Vest Estate
Protector II                    14.388          14.289               (0.68%)               57,094.4                     815,846
Corporate Specialty Market      15.481          15.046               (2.81%)                   63.1                         950
Corporate Specialty Market
II                              14.536          14.432               (0.72%)                   72.3      (1)              1,044
---------------------------------------------------------------------------------------------------------------------------------



                  (1)   - Reflects seed money. No funds have been received for this option.

               REPORT OF ERNST & YOUNG LLP. INDEPENDENT AUDITORS



Board of Directors of The Lincoln National Life Insurance Company
    and
Contract Owners of Aetna Life Insurance and Annuity Company Variable Life Account B



We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") (comprised of the Aetna Ascent VP, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Crossroads VP, Aetna Growth and Income VP, Aetna Growth VP, Aetna Index Plus Large Cap VP, Aetna Legacy VP, Aetna Money Market VP, Aetna Small Company VP, Aetna Value Opportunity VP, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen
Series Balanced Portfolio, Janus Aspen Series Flexible Income Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust Total Return Series, MFS Variable Insurance Trust World Government Series, Oppenheimer Funds Aggressive Growth Fund, Oppenheimer Funds Global Securities Fund, Oppenheimer Funds Growth & Income Fund, Oppenheimer Funds Strategic Bond Fund, Portfolio Partners Inc. (PPI) MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI MFS Value Equity Portfolio, PPI Scudder International Growth Portfolio, and PPI T. Rowe Price Growth Equity Portfolio subaccounts), as of December 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets for the year ended
December 31, 1998, were audited by other auditors whose report dated February 26, 1999, expressed an unqualified opinion on those financial statements.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Aetna Life Insurance and Annuity Company Variable Life Account B at December 31, 2000, and the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



Fort Wayne, Indiana
March 1, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes (the "CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 2 to Registration Statement No. 333-89953 is comprised of the following papers and documents:

-    The facing sheet.
- One prospectus consisting of 120 pages for the Flexible Premium Group Variable Universal Life Insurance Policy for New York State United Teachers Benefit Trust
-    The undertaking to file reports
-    The undertaking pursuant to Rule 484
-    Indemnification
- Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940
-    The signatures
-    Written consents of the following persons:
         A.   Consent of Counsel (included as part of Exhibit No. 2 below)
         B.   Actuarial Consent (included as part of Exhibit No. 6 below)
         C.   Consent of Independent Auditors (included as Exhibit No. 7 below)

      The following Exhibits:


         1.      Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
                 (1)           Resolution establishing Variable Life Account C(1)
                 (2)           Not Applicable
                 (3)(i)        Master General Agent Agreement(2)
                 (3)(ii)       Life Insurance General Agent Agreement(2)
                 (3)(iii)      Broker Agreement(2)
                 (3)(iv)       Broker-Dealer Agreement dated June 7, 2000
                               between Aetna Life Insurance and Annuity Company
                               and Aetna Investment Services, Inc. (AISI) and
                               Letter of Assignment to AISI(3)
                 (3)(v)        Underwriting Agreement dated November 17, 2000
                               between Aetna Life Insurance and Annuity Company
                               and Aetna Investment Services, LLC(3)
                 (3)(vi)       Life Insurance Broker-Dealer Agreement(2)
                 (3)(vii)      Restated and Amended Third Party Administration
                               and Transfer Agent Agreement(4)
                 (4)           Not Applicable
                 (5)(i)        Group Policy (70262-97)(5)
                 (5)(ii)       Endorsement (ENYSUTLFSA99(P)) to Group Policy(6)
                 (5)(iii)      Certificate (70263-97) Under Group Policy(5)
                 (5)(iv)       Endorsement (ENYSUTLFLN99) to Certificate(6)
                 (5)(v)        Endorsement (ENYSUTLFSA99(C)) to Certificate(6)
                 (5)(vi)       Disability Benefit Rider (70264-97)(5)
                 (5)(vii)      Accelerated Death Benefit Rider (70265-97)(5)
                 (5)(viii)     Accidental Death Benefit Rider (70266-97)(5)
                 (5)(ix)       Accelerated Death Benefit Disclosure Statement
                               (DISC/NYSUT)(5)
                 (5)(x)        Children Insurance Rider Term Insurance
                               (70267-97)(5)
                 (6)(i)        Certificate of Incorporation of Aetna Life
                               Insurance and Annuity Company, Depositor(7)


                 (6)(ii)       Amendment of Certificate of Incorporation of
                               Aetna Life Insurance and Annuity Company,
                               Depositor(8)
                 (6)(iii)      By-Laws as amended September 17, 1997 of Aetna
                               Life Insurance and Annuity Company(9)
                 (7)           Not Applicable
                 (8)(i)        Fund Participation Agreement by and among Aetna
                               Life Insurance and Annuity Company and Aetna
                               Variable Fund, Aetna Variable Encore Fund, Aetna
                               Income Shares, Aetna Balanced VP, Inc., Aetna GET
                               Fund on behalf of each of its series, Aetna
                               Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                               Investment Management, Inc. dated as of May 1,
                               1998(10)
                 (8)(ii)       Amendment dated November 9, 1998 to Fund
                               Participation Agreement by and among Aetna Life
                               Insurance and Annuity Company and Aetna Variable
                               Fund, Aetna Variable Encore Fund, Aetna Income
                               Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                               Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(11)
                 (8)(iii)      Second Amendment dated December 31, 1999 to Fund
                               Participation Agreement by and among Aetna Life
                               Insurance and Annuity Company and Aetna Variable
                               Fund, Aetna Variable Encore Fund, Aetna Income
                               Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                               Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(12)
                 (8)(iv)       Third Amendment dated February 11, 2000 to Fund
                               Participation Agreement by and among Aetna Life
                               Insurance and Annuity Company and Aetna Variable
                               Fund, Aetna Variable Encore Fund, Aetna Income
                               Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                               Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment
                               Management, Inc., dated as of May 1, 1998, amended on November 9, 1998 and December 31,
                               1999(13)
                 (8)(v)        Fourth Amendment dated May 1, 2000 to Fund
                               Participation Agreement by and among Aetna Life
                               Insurance and Annuity Company and Aetna Variable
                               Fund, Aetna Variable Encore Fund, Aetna Income
                               Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                               Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
                               11, 2000(13)


                 (8)(vi)       Fifth Amendment dated February 27, 2001 to Fund
                               Participation Agreement by and among Aetna Life
                               Insurance and Annuity Company and Aetna Variable
                               Fund, Aetna Variable Encore Fund, Aetna Income
                               Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                               Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                               Investment Management, Inc. dated as of May 1,
                               1998 and amended on November 9, 1998, December
                               31, 1999, February 11, 2000 and May 1, 2000(14)
                 (8)(vii)      Service Agreement between Aeltus Investment
                               Management, Inc. and Aetna Life Insurance and
                               Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                               Encore Fund, Aetna Income Shares, Aetna Balanced
                               VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable
                               Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)
                 (8)(viii)     Amendment dated November 4, 1998 to Service
                               Agreement between Aeltus Investment Management,
                               Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
                               Variable Fund, Aetna Variable Encore Fund, Aetna
                               Income Shares, Aetna Balanced VP, Inc., Aetna GET
                               Fund on behalf of each of its series, Aetna
                               Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(11)
                 (8)(ix)       Second Amendment dated February 11, 2000 to
                               Service Agreement between Aeltus Investment
                               Management, Inc. and Aetna Life Insurance and
                               Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable
                               Encore Fund, Aetna Income Shares, Aetna Balanced
                               VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series and Aetna Variable
                               Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 4,
                               1998(13)
                 (8)(x)        Third Amendment dated May 1, 2000 to Service
                               Agreement between Aeltus Investment Management,
                               Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
                               Variable Fund, Aetna Variable Encore Fund, Aetna
                               Income Shares, Aetna Balanced VP, Inc., Aetna GET
                               Fund on behalf of each of its series, Aetna
                               Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(13)
                 (8)(xi)       Fund Participation Agreement between Aetna Life
                               Insurance and Annuity Company, Variable Insurance
                               Products Fund and Fidelity Distributors
                               Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                               January 1, 1996 and March 1, 1996(15)
                 (8)(xii)      Fifth Amendment dated as of May 1, 1997 to the
                               Fund Participation Agreement between Aetna Life
                               Insurance and Annuity Company, Variable Insurance
                               Products Fund and Fidelity Distributors
                               Corporation dated February 1, 1994 and amended on


                               December 15, 1994, February 1, 1995, May 1, 1995,
                               January 1, 1996 and March 1, 1996(15)
                 (8)(xiii)     Sixth Amendment dated November 6, 1997 to the
                               Fund Participation Agreement between Aetna Life
                               Insurance and Annuity Company, Variable Insurance
                               Products Fund and Fidelity Distributors
                               Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                               January 1, 1996, March 1, 1996 and May 1,
                               1997(16)
                 (8)(xiv)      Seventh Amendment dated as of May 1, 1998 to the
                               Fund Participation Agreement between Aetna Life
                               Insurance and Annuity Company, Variable Insurance
                               Products Fund and Fidelity Distributors
                               Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                               January 1, 1996, March 1, 1996, May 1, 1997 and
                               November 6, 1997(10)
                 (8)(xv)       Eighth Amendment dated December 1, 1999 to Fund
                               Participation Agreement between Aetna Life
                               Insurance and Annuity Company, Variable Insurance
                               Products Fund and Fidelity Distributors
                               Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                               January 1, 1996, March 1, 1996, May 1, 1997,
                               November 6, 1997 and May 1, 1998(12)
                 (8)(xvi)      Fund Participation Agreement between Aetna Life
                               Insurance and Annuity Company, Variable Insurance
                               Products Fund II and Fidelity Distributors
                               Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                               January 1, 1996 and March 1,1996(8)
                 (8)(xvii)     Fifth Amendment dated as of May 1, 1997 to the
                               Fund Participation Agreement between Aetna Life
                               Insurance and Annuity Company, Variable Insurance
                               Products Fund II and Fidelity Distributors
                               Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                               January 1, 1996, and March 1, 1996(15)
                 (8)(xviii) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna
                               Life Insurance and Annuity Company, Variable
                               Insurance Products Fund II and Fidelity
                               Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1,
                               1995, May 1, 1995, January 1, 1996, March 1, 1996
                               and May 1, 1997(17)
                 (8)(xix)      Seventh Amendment dated as of May 1, 1998 to the
                               Fund Participation Agreement between Aetna Life
                               Insurance and Annuity Company,


                               Variable Insurance Products Fund II and Fidelity
                               Distributors Corporation dated February 1, 1994 and
                               amended on December 15, 1994, February 1, 1995,
                               May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
                               and January 20, 1998(10)
                 (8)(xx)       Eighth Amendment dated December 1, 1999 to Fund
                               Participation Agreement between Aetna Life
                               Insurance and Annuity Company, Variable Insurance
                               Products Fund II and Fidelity Distributors
                               Corporation dated February 1, 1994 and amended on
                               December 15, 1994, February 1, 1995, May 1, 1995,
                               January 1, 1996, March 1, 1996, May 1, 1997,
                               January 20, 1998 and May 1, 1998(12)
                 (8)(xxi)      Service Agreement between Aetna Life Insurance
                               and Annuity Company and Fidelity Investment
                               Institutional Operations Company dated as of
                               November 1, 1995(18)
                 (8)(xxii)     Amendment dated January 1, 1997 to Service
                               Agreement between Aetna Life Insurance and
                               Annuity Company and Fidelity Investment
                               Institutional Operations Company dated as of
                               November 1, 1995(15)
                 (8)(xxiii)    Service Contract between Fidelity Distributors
                               Corporation and Aetna Life Insurance and Annuity
                               Company dated May 2, 1997(11)
                 (8)(xxiv)     Fund Participation Agreement among Janus Aspen
                               Series and Aetna Life Insurance and Annuity
                               Company and Janus Capital Corporation dated
                               December 8, 1997(19)
                 (8)(xxv)      Amendment dated October 12, 1998 to Fund
                               Participation Agreement among Janus Aspen Series
                               and Aetna Life Insurance and Annuity Company and
                               Janus Capital Corporation dated December 8,
                               1997(11)
                 (8)(xxvi)     Second Amendment dated December 1, 1999 to Fund
                               Participation Agreement among Janus Aspen Series
                               and Aetna Life Insurance and Annuity Company and
                               Janus Capital Corporation dated December 8, 1997
                               and amended on October 12, 1998(12)
                 (8)(xxvii)    Amendment dated as of August 1, 2000 to Fund
                               Participation Agreement among Janus Aspen Series
                               and Aetna Life Insurance and Annuity Company and
                               Janus Capital Corporation dated December 8, 1997,
                               as amended on October 12, 1998 and December 1,
                               1999(20)
                 (8)(xxviii)   Service Agreement between Janus Capital
                               Corporation and Aetna Life Insurance and Annuity
                               Company dated December 8, 1997(19)
                 (8)(xxix)     First Amendment dated as of August 1, 2000 to
                               Service Agreement between Janus Capital
                               Corporation and Aetna Life Insurance and Annuity
                               Company dated December 8, 1997(20)
                 (8)(xxx)      Distribution and Shareholder Services Agreement -
                               Service Shares of Janus Aspen Series (for
                               Insurance Companies) dated August 1, 2000 between
                               Janus Distributors, Inc. and Aetna Life Insurance
                               and Annuity Company(20)
                 (8)(xxxi)     Fund Participation Agreement dated March 11, 1997
                               between Aetna Life Insurance and Annuity Company
                               and Oppenheimer Variable Annuity Account Funds
                               and Oppenheimer Funds, Inc.(21)
                 (8)(xxxii)    First Amendment dated December 1, 1999 between
                               Aetna Life Insurance and Annuity Company and
                               Oppenheimer Variable Annuity Account Funds and
                               Oppenheimer Funds, Inc.
                               dated March 11, 1997(12)



                 (8)(xxxiii) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life
                               Insurance and Annuity Company(21)
                 (9)           Not Applicable
                 (10)(i)       Application for Group Variable Universal Life
                               Insurance (Application for Group Policy)
                               (70262-1997NYAPP)(5)
                 (10)(ii)      Life Insurance Pre-APP (70272-97)(5)
                 (10)(iii)     Group Life Insurance Application
                               (70272-97(A)ZNY)(5)
                 (10)(iv)      Supplement (70268-97(5/98)) to Application for
                               Variable Life Insurance(5)
                 (11)          Issuance, Transfer and Redemption Procedures(22)


         2.      Opinion and Consent of Counsel
         3.      Not Applicable
         4.      Not Applicable
         5.      Not Applicable
         6.      Actuarial Opinion and Consent
         7.      (a)     Consent of Independent Auditors - KPMG LLP
                 (b)     Consent of Ernst & Young LLP, Independent Auditors
         8.      (a)     Powers of Attorney(23)
                 (b)     Certificate of Resolution Authorizing Signature by Power of Attorney(24)


1. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-89953), as filed on October 29, 1999.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed on February 16, 1996.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
4. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6 (File No. 33-75248), as filed on July 29, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-15817), as filed on April 16, 1998.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-37448), as filed on April 14, 2000.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
10. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.
15. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997).
20. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
21. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
22. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-27337), as filed on May 16, 1997.
23. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 333-34014), as filed on April 4, 2001.
24. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 333-89953) and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 18th day of April, 2001.

                                                     VARIABLE LIFE ACCOUNT C OF
                                                     AETNA LIFE INSURANCE AND
                                                     ANNUITY COMPANY
                                                        (REGISTRANT)

(SEAL)

ATTEST:________________________
       Assistant Corporate Secretary

                                                    By: AETNA LIFE INSURANCE AND
                                                        ANNUITY COMPANY
                                                           (DEPOSITOR)

                                                    By: Thomas J. McInerney*
                                                        ------------------------
                                                        Thomas J. McInerney
                                                        President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.


SIGNATURE                            TITLE                                           DATE
---------                            -----                                           ----

Thomas J. McInerney*                 Director and President                   )
-----------------------------------  (principal executive officer)            )
Thomas J. McInerney                                                           )
                                                                              )
                                                                              )
Wayne R. Huneke*                     Director and Chief Financial Officer     )       April
-----------------------------------                                           )       18, 2001
Wayne R. Huneke                                                               )
                                                                              )
                                                                              )
Randy Lowery*                        Director                                 )
-----------------------------------                                           )
Phillip R. Lowery                                                             )




Robert C. Salipante*                 Director                                 )
-----------------------------------                                           )
Robert C. Salipante                                                           )
                                                                              )
                                                                              )
Mark A. Tullis*                      Director                                 )
-----------------------------------                                           )
Mark A. Tullis                                                                )
                                                                              )
                                                                              )
Deborah Koltenuk*                    Corporate Controller                     )
-----------------------------------                                           )
Deborah Koltenuk                                                              )


By:  /s/ Michael A. Pignatella
     -----------------------------
     Michael A. Pignatella
     *Attorney-in-Fact


                             VARIABLE LIFE ACCOUNT C
                                  EXHIBIT INDEX


Exhibit No.        Exhibit
99-2               Opinion and Consent of Counsel
                                                                                   ------------

99-6               Actuarial Opinion and Consent
                                                                                   ------------

99-7(a)            Consent of Independent Auditors - KPMG LLP
                                                                                   ------------

99-7(b)            Consent of Ernst & Young LLP, Independent Auditors
                                                                                   ------------